OMB APPROVAL
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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 4/30/05


Item 1. Schedule of Investments.
---------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 53.4%
Aerospace and Defense - 1.2%
           134,525    Lockheed Martin Corp.                                                                             $  8,199,299
Automotive - Cars and Light Trucks - 0.3%
            54,814    BMW A.G.**,#                                                                                         2,323,204
Automotive - Truck Parts and Equipment - Original - 0.4%
            76,585    Lear Corp.#                                                                                          2,595,466
Beverages - Non-Alcoholic - 0.8%
            89,870    PepsiCo, Inc.                                                                                        5,000,367
Casino Hotels - 1.0%
           102,790    Harrah's Entertainment, Inc.#                                                                        6,745,080
Chemicals - Specialty - 1.5%
           209,125    Syngenta A.G. (ADR)*,#                                                                               4,335,161
            52,577    Syngenta A.G.*                                                                                       5,438,347
                                                                                                                           9,773,508
Computers - 0.5%
            46,240    IBM Corp.                                                                                            3,531,811
Computers - Memory Devices - 0.2%
           115,700    EMC Corp.                                                                                            1,517,984
Computers - Peripheral Equipment - 0%
             2,360    Lexmark International Group, Inc. - Class A*,#                                                         163,902
Cosmetics and Toiletries - 1.4%
           171,480    Procter & Gamble Co.#                                                                                9,285,642
Diversified Operations - 5.0%
            39,365    3M Co.                                                                                               3,010,242
           427,496    General Electric Co.                                                                                15,475,354
           163,950    Honeywell International, Inc.                                                                        5,862,852
           276,295    Tyco International, Ltd. (New York Shares)                                                           8,650,796
                                                                                                                          32,999,244
E-Commerce/Services - 1.0%
           319,470    IAC/InterActiveCorp*,#                                                                               6,945,278
Electric Products - Miscellaneous - 0.8%
            11,466    Samsung Electronics Company, Ltd. **                                                                 5,261,084
Electronic Components - Semiconductors - 3.4%
           300,900    Intel Corp.                                                                                          7,077,168
           611,813    Texas Instruments, Inc.                                                                             15,270,852
                                                                                                                          22,348,020
Entertainment Software - 0.2%
            19,280    Electronic Arts, Inc.*                                                                               1,029,359
Finance - Credit Card - 0.4%
            53,545    American Express Co.                                                                                 2,821,822
Finance - Investment Bankers/Brokers - 4.9%
            74,967    Citigroup, Inc.                                                                                      3,520,450
            25,540    Goldman Sachs Group, Inc.                                                                            2,727,417
           344,095    JP Morgan Chase & Co.                                                                               12,211,932
           259,155    Merrill Lynch & Company, Inc.                                                                       13,976,229
                                                                                                                          32,436,028
Finance - Mortgage Loan Banker - 1.0%
            76,999    Countrywide Financial Corp.                                                                          2,786,594
            62,660    Freddie Mac                                                                                          3,854,843
                                                                                                                           6,641,437
Food - Meat Products - 0.3%
           113,235    Tyson Foods, Inc. - Class A#                                                                         1,912,539
Hotels and Motels - 2.7%
           228,245    Marriott International, Inc. - Class A#                                                             14,322,374
            72,795    Starwood Hotels & Resorts Worldwide, Inc.                                                            3,955,680
                                                                                                                          18,278,054
Medical - Biomedical and Genetic - 0.7%
           129,235    Celgene Corp.*                                                                                       4,899,299
Medical - Drugs - 3.5%
            46,345    Eli Lilly and Co.                                                                                    2,709,792
            70,685    Forest Laboratories, Inc.*,#                                                                         2,522,041
           103,345    Roche Holding A.G.*,#                                                                               12,502,113
            64,457    Sanofi-Aventis**,#                                                                                   5,707,035
                                                                                                                          23,440,981
Medical - HMO - 2.5%
           197,660    Aetna, Inc.                                                                                         14,502,314
            22,580    UnitedHealth Group, Inc.                                                                             2,134,036
                                                                                                                          16,636,350
Multimedia - 1.5%
           578,245    Time Warner, Inc.*                                                                                   9,720,298
Networking Products - 0.3%
           118,600    Cisco Systems, Inc.*                                                                                 2,049,408
Oil Companies - Integrated - 5.4%
           129,880    BP PLC (ADR) **                                                                                      7,909,691
           293,850    Exxon Mobil Corp.                                                                                   16,758,265
            99,557    Suncor Energy, Inc.                                                                                  3,676,511
            33,727    Total S.A. - Class B**                                                                               7,483,873
                                                                                                                          35,828,340
Pharmacy Services - 0.7%
           115,015    Caremark Rx, Inc.*,#                                                                                 4,606,351
Reinsurance - 0.8%
             1,892    Berkshire Hathaway, Inc. - Class B*                                                                  5,293,835
Retail - Building Products - 0.5%
            89,035    Home Depot, Inc.                                                                                     3,149,168
Retail - Consumer Electronics - 0.5%
            66,750    Best Buy Company, Inc.#                                                                              3,360,195
Retail - Discount - 0.3%
            48,205    Target Corp.                                                                                         2,236,712
Retail - Regional Department Stores - 1.1%
           122,080    Federated Department Stores, Inc.#                                                                   7,019,600
Retail - Restaurants - 1.1%
           153,755    Yum! Brands, Inc.#                                                                                   7,220,335
Semiconductor Components/Integrated Circuits - 0.4%
            35,478    Linear Technology Corp.#                                                                             1,267,984
            35,423    Maxim Integrated Products, Inc.                                                                      1,324,820
                                                                                                                           2,592,804
Soap and Cleaning Preparations - 0.7%
           153,331    Reckitt Benckiser PLC**                                                                              4,978,140
Super-Regional Banks - 0.4%
            54,515    Bank of America Corp.                                                                                2,455,356
Telecommunication Equipment - Fiber Optics - 0.5%
           224,980    Corning, Inc.*                                                                                       3,093,475
Therapeutics - 0.3%
            55,695    Gilead Sciences, Inc.*,#                                                                             2,066,285
Transportation - Railroad - 1.6%
           121,282    Canadian National Railway Co. (New York Shares)                                                      6,938,543
            62,685    Union Pacific Corp.#                                                                                 4,007,452
                                                                                                                          10,945,995
Transportation - Services - 0.4%
            32,840    FedEx Corp.#                                                                                         2,789,758
Web Portals/Internet Service Providers - 1.3%
           255,745    Yahoo!, Inc.*                                                                                        8,825,760
Wireless Equipment - 1.9%
           806,005    Motorola, Inc.#                                                                                     12,364,117
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $305,071,967)                                                                                   355,381,690
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 17.7%
Aerospace and Defense - 0.3%
        $1,420,000    Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                                    1,724,442
Audio and Video Products - 0.2%
         1,495,000    Harman International Industries, Inc., 7.125% senior notes, due 2/15/07                              1,559,890
Automotive - Cars and Light Trucks - 0.2%
           720,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                                 571,638
           965,000    General Motors Nova Financial Corp., 6.85% company guaranteed notes, due 10/15/08                      892,654
                                                                                                                           1,464,292
Automotive - Truck Parts and Equipment - Original - 0.4%
           945,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                                946,177
         1,645,000    Tenneco Automotive, Inc., 8.625% senior subordinated notes, due 11/15/14 (144A)                      1,501,062
                                                                                                                           2,447,239
Beverages - Non-Alcoholic - 0.3%
           560,000    Coca-Cola Enterprises, Inc., 5.375% notes, due 8/15/06                                                 569,275
           880,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                                 880,824
           595,000    Coca-Cola Enterprises, Inc., 6.125% notes, due 8/15/11                                                 648,438
                                                                                                                           2,098,537
Brewery - 1.8%
         1,625,000    Anheuser-Busch Companies, Inc., 5.65% notes, due 9/15/08                                             1,695,564
         1,770,000    Anheuser-Busch Companies, Inc., 5.375% notes, due 9/15/08                                            1,834,563
           300,000    Anheuser-Busch Companies, Inc., 5.125% notes, due 10/1/08                                              308,615
         1,600,000    Anheuser-Busch Companies, Inc., 5.75% notes, due 4/1/10                                              1,690,736
           696,000    Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11                                        752,260
           700,000    Anheuser-Busch Companies, Inc., 7.55% debentures, due 10/1/30                                          919,643
           665,000    Anheuser-Busch Companies, Inc., 6.80% debentures, due 8/20/32                                          811,321
         2,225,000    Miller Brewing Co., 4.25% notes, due 8/15/08 (144A)                                                  2,202,931
         1,145,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                  1,177,862
                                                                                                                          11,393,495
Cable Television - 0.7%
         1,450,000    Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                                  1,591,529
         2,459,000    TCI Communications, Inc., 6.875% senior notes, due 2/15/06                                           2,548,781
           670,000    TCI Communications, Inc., 7.875% debentures, due 8/1/13                                                790,534
                                                                                                                           4,930,844
Casino Hotels - 0.3%
         1,890,000    Mandalay Resort Group, 6.50% senior notes, due 7/31/09                                               1,908,900
Cellular Telecommunications - 0.3%
         1,830,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       1,921,500
Chemicals - Specialty - 0.2%
         1,065,000    Nalco Co., 7.75% senior notes, due 11/15/11                                                          1,086,300
Commercial Banks - 0.2%
         1,415,000    Fifth Third Bank, 4.20% notes, due 2/23/10                                                           1,399,518
Computers - 0.3%
         2,205,000    Hewlett-Packard Co., 3.625% notes, due 3/15/08                                                       2,176,015
Containers - Metal and Glass - 1.5%
         2,070,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                            2,126,925
         2,985,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                   3,179,024
         1,625,000    Owens-Brockway Glass Container, Inc., 6.75% senior notes, due 12/1/14 (144A)                         1,584,375
         2,425,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                                2,491,688
                                                                                                                           9,382,012
Containers - Paper and Plastic - 0.2%
         1,145,000    Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                                   1,165,575
Diversified Financial Services - 0.4%
         1,463,000    General Electric Capital Corp., 5.35% notes, due 3/30/06                                             1,483,719
         1,000,000    General Electric Capital Corp., 6.75% notes, due 3/15/32                                             1,193,386
                                                                                                                           2,677,105
Diversified Operations - 1.5%
         1,750,000    Honeywell International, Inc., 5.125% notes, due 11/1/06                                             1,779,183
         1,440,000    Honeywell International, Inc., 6.125% bonds, due 11/1/11                                             1,561,994
         2,055,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                        2,094,217
         2,470,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                       2,676,664
         1,435,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                        1,532,612
                                                                                                                           9,644,670
Electric - Integrated - 0.8%
         1,185,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                                  1,278,319
         2,055,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                     1,991,143
           215,000    Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                                   209,099
           745,000    Pacific Gas and Electric Co., 4.20% first mortgage notes, due 3/1/11                                   728,097
         1,240,000    TXU Corp., 5.55% notes, due 11/15/14 (144A)                                                          1,199,911
                                                                                                                           5,406,569
Electronic Components - Semiconductors - 1.2%
         1,300,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12                                        1,241,500
         1,415,000    Freescale Semiconductor, Inc., 5.89063% senior notes, due 7/15/09++                                  1,450,375
         2,030,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11                                      2,080,750
         2,760,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14                                      2,870,400
                                                                                                                           7,643,025
Finance - Auto Loans - 0.8%
           865,000    General Motors Acceptance Corp., 6.15% bonds, due 4/5/07                                               848,357
         1,350,000    General Motors Acceptance Corp., 4.375% notes, due 12/10/07                                          1,244,522
         1,445,000    General Motors Acceptance Corp., 7.75% notes, due 1/19/10                                            1,361,979
         1,440,000    General Motors Acceptance Corp., 6.875% notes, due 8/28/12                                           1,240,492
           725,000    General Motors Acceptance Corp., 6.75% notes, due 12/1/14                                              607,362
                                                                                                                           5,302,712
Finance - Consumer Loans - 0.3%
         2,060,000    Household Finance Corp., 4.75% notes, due 5/15/09                                                    2,077,145
Finance - Investment Bankers/Brokers - 0.7%
           433,000    Charles Schwab Corp., 8.05% senior notes, due 3/1/10                                                   487,171
         2,494,000    Citigroup, Inc., 5.00% subordinated notes, due 9/15/14                                               2,510,465
         2,025,000    JP Morgan Chase & Co., 3.80% notes, due 10/2/09                                                      1,970,374
                                                                                                                           4,968,010
Finance - Mortgage Loan Banker - 0.2%
         1,590,000    Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07                            1,552,845
Food - Dairy Products - 0.1%
           895,000    Dean Foods Co., 8.15% senior notes, due 8/1/07                                                         941,988
Food - Diversified - 0.4%
         1,870,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                         1,794,820
           700,000    Kellogg Co., 7.45% debentures, due 4/1/31                                                              894,205
                                                                                                                           2,689,025
Food - Wholesale/Distribution - 0.1%
           750,000    Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09 (144A)                     784,401
Hotels and Motels - 0.1%
           780,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                                  830,700
Independent Power Producer - 0.6%
         2,825,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                               2,888,563
         1,450,000    Reliant Energy, Inc., 6.75% secured notes, due 12/15/14                                              1,283,250
                                                                                                                           4,171,813
Investment Companies - 0.1%
         1,005,000    Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                                        985,643
Medical - HMO - 0.1%
           596,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                                     607,216
Multimedia - 0.4%
           675,000    Historic TW, Inc., 9.15% debentures, due 2/1/23                                                        907,907
         2,000,000    Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                                        2,072,294
                                                                                                                           2,980,201
Oil Companies - Exploration and Production - 0.1%
           530,000    El Paso Production Holding Co., 7.75% company guaranteed notes, due 6/1/13                             533,975
Oil Companies - Integrated - 0.2%
           505,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                              501,213
         1,010,000    El Paso CGP Co., 7.42% notes, due 2/15/37                                                              873,650
                                                                                                                           1,374,863
Pipelines - 1.0%
         4,385,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                                       4,143,825
           805,000    El Paso Corp., 7.875% notes, due 6/15/12                                                               786,888
           810,000    El Paso Corp., 7.75% senior notes, due 1/15/32                                                         745,200
           769,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14                                   773,454
                                                                                                                           6,449,367
Retail - Discount - 0.2%
         1,630,000    Wal-Mart Stores, Inc., 5.45% senior notes, due 8/1/06                                                1,661,759
Retail - Major Department Stores - 0.4%
         2,665,000    May Department Stores Co., 4.80% notes, due 7/15/09                                                  2,667,193
Telecommunication Services - 0.3%
         1,850,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                               1,837,772
Telephone - Integrated - 0.2%
         1,200,000    Sprint Capital Corp., 8.375% notes, due 3/15/12                                                      1,421,038
Television - 0.1%
           900,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**                     969,112
Textile-Home Furnishings - 0.2%
         1,385,000    Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                                    1,569,067
Transportation - Railroad - 0.3%
           515,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                                 512,680
         1,035,000    Canadian National Railway Co., 6.25% bonds, due 8/1/34                                               1,160,374
                                                                                                                           1,673,054
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $117,921,438)                                                                                118,078,827
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.9%
         2,805,000    Fannie Mae, 2.00%, due 1/15/06                                                                       2,776,198
         3,820,000    Fannie Mae, 2.125%, due 4/15/06                                                                      3,768,479
         3,514,000    Fannie Mae, 5.50%, due 5/2/06                                                                        3,573,742
         1,815,000    Fannie Mae, 4.75%, due 1/2/07                                                                        1,836,666
         4,600,000    Fannie Mae, 5.00%, due 1/15/07                                                                       4,686,346
         3,620,000    Fannie Mae, 3.25%, due 11/15/07                                                                      3,558,822
         1,185,000    Fannie Mae, 2.50%, due 6/15/08                                                                       1,131,803
         2,020,000    Fannie Mae, 5.25%, due 1/15/09                                                                       2,097,013
           930,000    Fannie Mae, 6.375%, due 6/15/09                                                                      1,006,997
         2,297,000    Fannie Mae, 6.25%, due 2/1/11                                                                        2,484,663
         2,981,000    Fannie Mae, 5.375%, due 11/15/11                                                                     3,143,062
         3,535,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                    3,484,354
         7,130,000    Freddie Mac, 1.875%, due 2/15/06                                                                     7,038,628
         7,750,000    Freddie Mac, 2.375%, due 4/15/06                                                                     7,659,177
         1,900,000    Freddie Mac, 5.75%, due 4/15/08                                                                      1,991,400
           530,000    Freddie Mac, 5.75%, due 3/15/09                                                                        560,628
           665,000    Freddie Mac, 7.00%, due 3/15/10                                                                        745,210
           975,000    Freddie Mac, 5.875%, due 3/21/11                                                                     1,040,118
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $52,753,503)                                                                         52,583,306
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 8.3%
         3,560,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                            3,525,653
         3,585,000    U.S. Treasury Notes, 5.625%, due 5/15/08                                                             3,776,855
         4,565,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                            4,448,734
         3,925,000    U.S. Treasury Notes, 6.00%, due 8/15/09                                                              4,256,019
         1,795,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             1,950,521
         2,065,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             2,180,107
         1,515,000    U.S. Treasury Notes, 4.25%, due 8/15/14                                                              1,521,392
         1,000,000    U.S. Treasury Notes, 4.00%, due 2/15/15                                                                983,789
         3,754,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                             4,714,790
           887,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                            1,225,169
         2,934,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                            4,029,896
         2,834,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                              3,732,355
         3,885,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                             4,668,981
         3,891,000    U.S. Treasury Notes, 6.00%, due 2/15/26                                                              4,603,995
         2,188,000    U.S. Treasury Notes, 5.25%, due 2/15/29                                                              2,389,449
         2,018,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                             2,512,489
         3,980,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                            4,495,223
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $52,859,335)                                                                        55,015,417
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.9%
        65,896,523    State Street Navigator Securities Lending Prime Portfolio+ (cost $65,896,523)                       65,896,523
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.8%
       $18,700,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $18,704,659
                       collateralized by $37,424,010
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $19,074,119
                       (cost $18,700,000)                                                                                 18,700,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $613,202,766) - 100%                                                                      $665,655,763
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                              Value            % of Investment Securities
Bermuda                       $  8,650,796                        1.3%
Canada                          13,180,762                        2.0
France                          13,190,908                        2.0
Germany                          2,323,204                        0.3
Luxembourg                       6,303,493                        1.0
South Korea                      5,261,084                        0.8
Switzerland                     22,275,621                        3.3
United Kingdom                  13,856,943                        2.1
United States++                580,612,952                       87.2

Total                         $665,655,763                      100.0%
                              ============               ============

++ Includes Short-Term Securities and Other Securities (74.5% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at April 30, 2005

Currency Sold and Settlement              Currency
            Date                         Units Sold    Currency Value in $ U.S.    Unrealized Gain/(Loss)
---------------------------------------------------------------------------------------------------------
British Pound 5/20/05                     1,065,000                 $ 2,028,880               $   (71,622)

British Pound 7/15/05                     2,450,000                   4,656,039                   (45,384)

Euro 7/15/05                              5,110,000                   6,590,432                    12,199

South Korean Won 5/27/05                200,000,000                     200,564                    (6,766)

South Korean Won 11/14/05               810,000,000                     812,835                    (6,062)

South Korean Won 11/30/05               350,000,000                     351,281                    (2,502)
---------------------------------------------------------------------------------------------------------
Total                                                               $14,640,031               $  (120,137)

Notes to Schedule of Investments (unaudited)

ADR                     American Depositary Receipt

New York Shares         Securities of foreign companies trading on the New York
                        Stock Exchange

PLC                     Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
++    Rate is subject to change. Rate shown reflects current rate.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                       $101,838,290
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2005.

Janus Adviser Core Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.2%
Aerospace and Defense - 2.2%
            14,300    Lockheed Martin Corp.                                                                              $   871,585
Agricultural Chemicals - 0.8%
             7,110    Mosaic Co.*                                                                                             91,364
             2,490    Potash Corporation of Saskatchewan, Inc. (New York Shares)                                             209,508
                                                                                                                             300,872
Audio and Video Products - 0.5%
             2,360    Harman International Industries, Inc.                                                                  185,449
Automotive - Cars and Light Trucks - 0.7%
             6,968    BMW A.G.**                                                                                             295,328
Automotive - Truck Parts and Equipment - Original - 0.6%
             7,075    Lear Corp.                                                                                             239,772
Beverages - Non-Alcoholic - 0.9%
             6,655    PepsiCo, Inc.                                                                                          370,284
Casino Hotels - 1.7%
            10,190    Harrah's Entertainment, Inc.                                                                           668,668
Cellular Telecommunications - 0.8%
            13,580    Nextel Partners, Inc. - Class A*                                                                       319,402
Chemicals - Specialty - 1.6%
            26,475    Syngenta A.G. (ADR)*                                                                                   548,827
             1,008    Syngenta A.G.*                                                                                         104,263
                                                                                                                             653,090
Commercial Banks - 0.4%
             2,020    UBS A.G.                                                                                               161,952
Computers - 1.0%
             5,140    IBM Corp.                                                                                              392,593
Computers - Peripheral Equipment - 0.0%
               240    Lexmark International Group, Inc. - Class A*                                                            16,668
Cosmetics and Toiletries - 2.4%
            17,685    Procter & Gamble Co.                                                                                   957,643
Diversified Operations - 11.1%
             4,155    3M Co.                                                                                                 317,733
            44,084    General Electric Co.                                                                                 1,595,840
            21,845    Honeywell International, Inc.                                                                          781,177
            49,149    Smiths Group PLC**                                                                                     805,828
            28,890    Tyco International, Ltd. (New York Shares)                                                             904,546
                                                                                                                           4,405,124
E-Commerce/Services - 1.7%
            32,120    IAC/InterActiveCorp*                                                                                   698,289
Electric Products - Miscellaneous - 1.2%
             1,038    Samsung Electronics Company, Ltd.                                                                      476,278
Electronic Components - Semiconductors - 7.5%
            48,685    Advanced Micro Devices, Inc.*                                                                          692,788
            31,805    Intel Corp.                                                                                            748,053
            62,570    Texas Instruments, Inc.                                                                              1,561,746
                                                                                                                           3,002,587
Entertainment Software - 0.2%
             1,390    Electronic Arts, Inc.*                                                                                  74,212
Finance - Credit Card - 0.7%
             5,270    American Express Co.                                                                                   277,729
Finance - Investment Bankers/Brokers - 8.9%
             8,306    Citigroup, Inc.                                                                                        390,050
             3,130    Goldman Sachs Group, Inc.                                                                              334,253
            36,420    JPMorgan Chase & Co.                                                                                 1,292,546
            28,065    Merrill Lynch & Company, Inc.                                                                        1,513,544
                                                                                                                           3,530,393
Finance - Mortgage Loan Banker - 1.6%
             7,618    Countrywide Financial Corp.                                                                            275,695
             6,245    Freddie Mac                                                                                            384,193
                                                                                                                             659,888
Food - Meat Products - 0.5%
            12,800    Tyson Foods, Inc. - Class A                                                                            216,192
Hotels and Motels - 4.6%
             1,285    Four Seasons Hotels, Inc.                                                                               81,559
            22,405    Marriott International, Inc. - Class A                                                               1,405,914
             6,820    Starwood Hotels & Resorts Worldwide, Inc.                                                              370,599
                                                                                                                           1,858,072
Machinery - Construction and Mining - 1.3%
            17,895    Komatsu, Ltd. (ADR)                                                                                    502,850
Medical - Biomedical and Genetic - 1.4%
            14,300    Celgene Corp.*                                                                                         542,113
Medical - Drugs - 5.5%
             5,715    Eli Lilly and Co.                                                                                      334,156
             5,480    Forest Laboratories, Inc.*                                                                             195,526
            10,349    Roche Holding A.G.                                                                                   1,251,966
             4,932    Sanofi-Aventis**                                                                                       436,680
                                                                                                                           2,218,328
Medical - HMO - 3.8%
            19,990    Aetna, Inc.                                                                                          1,466,666
               635    UnitedHealth Group, Inc.                                                                                60,014
                                                                                                                           1,526,680
Multimedia - 2.4%
            58,100    Time Warner, Inc.*                                                                                     976,661
Networking Products - 0.8%
            19,270    Cisco Systems, Inc.*                                                                                   332,986
Oil Companies - Integrated - 8.5%
             7,275    BP PLC (ADR)**                                                                                         443,048
            30,280    Exxon Mobil Corp.                                                                                    1,726,868
            14,022    Suncor Energy, Inc.                                                                                    517,814
             1,085    Total S.A. (ADR)**                                                                                     120,337
             2,669    Total S.A. - Class B**                                                                                 592,239
                                                                                                                           3,400,306
Oil Refining and Marketing - 0.8%
             4,850    Premcor, Inc.                                                                                          320,828
Pharmacy Services - 0.9%
             8,730    Caremark Rx, Inc.*                                                                                     349,637
Reinsurance - 1.3%
               191    Berkshire Hathaway, Inc. - Class B*                                                                    534,420
Retail - Building Products - 0.9%
            10,080    Home Depot, Inc.                                                                                       356,530
Retail - Consumer Electronics - 0.9%
             6,790    Best Buy Company, Inc.                                                                                 341,809
Retail - Discount - 0.5%
             4,195    Target Corp.                                                                                           194,648
Retail - Regional Department Stores - 1.9%
            13,110    Federated Department Stores, Inc.                                                                      753,825
Retail - Restaurants - 1.2%
            10,050    Yum! Brands, Inc.                                                                                      471,948
Semiconductor Components/Integrated Circuits - 0.5%
             2,532    Linear Technology Corp.                                                                                 90,494
             3,194    Maxim Integrated Products, Inc.                                                                        119,455
                                                                                                                             209,949
Soap and Cleaning Preparations - 1.3%
            16,540    Reckitt Benckiser PLC**                                                                                536,998
Super-Regional Banks - 0.5%
             4,530    Bank of America Corp.                                                                                  204,031
Telecommunication Equipment - Fiber Optics - 0.8%
            22,925    Corning, Inc.                                                                                          315,219
Therapeutics - 0.6%
             5,985    Gilead Sciences, Inc.*                                                                                 222,044
Transportation - Railroad - 3.0%
            14,165    Canadian National Railway Co. (New York Shares)                                                        810,379
             6,160    Union Pacific Corp.                                                                                    393,809
                                                                                                                           1,204,188
Transportation - Services - 0.9%
             3,125    FedEx Corp.                                                                                            265,468
             1,470    United Parcel Service, Inc. - Class B                                                                  104,826
                                                                                                                             370,294
Web Portals/Internet Service Providers - 2.1%
            24,645    Yahoo!, Inc.*                                                                                          850,499
Wireless Equipment - 2.8%
            73,860    Motorola, Inc.                                                                                       1,133,012
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $32,835,841)                                                                                     38,501,873
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Brewery - 0%
        $    5,000    Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11 (cost $4,979)                            5,404
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Automotive - Cars and Light Trucks - 0.6%
               393    Porsche A.G.** (cost $189,141)                                                                         254,444
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.2%
        $1,300,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $1,300,324
                       collateralized by $2,601,669
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $1,326,008
                       (cost $1,300,000)                                                                                   1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $34,329,961) - 100%                                                                        $40,061,721
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                             Value          % of Investment Securities
Bermuda                       $   904,546                       2.3%
Canada                          1,619,260                       4.1
France                          1,149,256                       2.9
Germany                           549,772                       1.3
Japan                             502,850                       1.3
South Korea                       476,278                       1.2
Switzerland                     2,067,008                       5.1
United Kingdom                  1,785,874                       4.4
United States++                31,006,877                      77.4

Total                         $40,061,721                     100.0%
                              ===========               ===========

++ Includes Short-Term Securities (74.2% excluding Short-Term Securities)

Forward Currency Contracts
Open at April 30, 2005

  Currency Sold and              Currency    Currency Value      Unrealized
   Settlement Date              Units Sold      in $ U.S.        Gain/(Loss)
---------------------------------------------------------------------------
British Pound 5/20/05           280,000        $  533,414        $  (18,830)
British Pound 7/15/05           190,000           361,081            (3,520)
Euro 7/15/05                    550,000           709,342             1,313
---------------------------------------------------------------------------
Total                                          $1,603,837        $  (21,037)


Notes to Schedule of Investments (unaudited)

ADR                     American Depositary Receipt

New York Shares         Securities of foreign companies trading on the New York
                        Stock Exchange

PLC                     Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Core Equity Fund                                    $  3,484,902
--------------------------------------------------------------------------------

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 35.4%
Advertising Agencies - 0.2%
        $  120,000    Interpublic Group of Companies, Inc., 6.25% notes, due 11/15/14                                    $   114,590
Aerospace and Defense - 0.3%
           165,000    Northrop Grumman Corp., 4.079% notes, due 11/16/06                                                     164,938
Agricultural Operations - 0.5%
           305,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                             304,078
Brewery - 0.6%
           120,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                          131,806
            70,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                                76,545
            95,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                     97,727
            80,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                         89,715
                                                                                                                             395,793
Cable Television - 1.4%
           350,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                          369,498
           235,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                             247,001
           250,000    Cox Communications, Inc., 4.625% notes, due 1/15/10 (144A)                                             246,297
                                                                                                                             862,796
Cellular Telecommunications - 0.9%
           210,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                         220,500
            90,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                            95,850
           235,000    Rogers Wireless Communications, Inc., 6.135% secured notes, due 12/15/10                               241,463
                                                                                                                             557,813
Chemicals - Specialty - 0.2%
            95,000    Lubrizol Corp., 6.50% debentures, due 10/1/34                                                          102,627
Commercial Banks - 1.0%
           125,000    Skandinaviska Enskilda Banken AB, 5.471% subordinated notes, due 3/29/49 (144A)                        127,852
           125,000    Sovereign Bank, 4.00% deposit notes, due 2/1/08                                                        123,499
           135,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                                 135,616
           235,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                                   232,085
                                                                                                                             619,052
Computers - 0.4%
           235,000    IBM Corp., 2.375% notes, due 11/1/06                                                                   230,411
Computers - Peripheral Equipment - 0.0%
             4,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures, due
                      5/1/03 (144A)++,(c),(oo),ss.                                                                                 0
Containers - Metal and Glass - 2.0%
            55,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                               56,513
           155,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                     165,075
           330,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                                  344,850
           630,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                                  647,325
                                                                                                                           1,213,763
Cosmetics and Toiletries - 1.1%
           400,000    Gillette Co., 4.125% senior notes, due 8/30/07                                                         400,433
           270,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                         274,561
                                                                                                                             674,994
Data Processing and Management - 0.4%
           235,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                                 224,408
Diversified Financial Services - 1.1%
            95,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                                 93,041
           430,000    General Electric Capital Corp., 3.75% notes, due 12/15/09                                              418,444
           165,000    General Electric Capital Corp., 4.375% notes, due 11/21/11                                             164,028
                                                                                                                             675,513
Diversified Operations - 1.2%
           250,000    Noble Group, Ltd., 6.625% senior notes, due 3/17/15 (144A)                                             222,852
           425,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06                              435,067
            90,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08                             94,700
                                                                                                                             752,619
Electric - Generation - 0.7%
           385,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A)ss.                                410,025
Electric - Integrated - 4.6%
           120,000    CenterPoint Energy, Inc., 5.875% senior notes, due 6/1/08                                              124,197
           120,000    CenterPoint Energy, Inc., 6.85% senior notes, due 6/1/15                                               133,349
            70,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                       71,750
           175,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                            178,801
           130,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                       125,960
           285,000    Monongahela Power Co., 6.70% first mortgage notes, due 6/15/14                                         311,307
           120,000    NiSource, Inc., 3.628% debentures, due 11/1/06                                                         118,304
           135,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                                   134,005
           280,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                              315,564
           145,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                                156,514
           170,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                                 176,985
           175,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                                      177,650
           330,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                            337,466
           160,000    TXU Corp., 4.80% notes, due 11/15/09 (144A)                                                            156,837
           125,000    TXU Corp., 6.55% notes, due 11/15/34 (144A)                                                            123,660
            90,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                         99,892
                                                                                                                           2,742,241
Electronic Components - Semiconductors - 0.1%
            85,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12                                           81,175
Finance - Auto Loans - 0.3%
           140,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                                      134,678
            25,000    General Motors Acceptance Corp., 6.125% notes, due 8/28/07                                              24,360
            25,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due 1/14/09                         22,895
                                                                                                                             181,933
Finance - Commercial - 0.4%
           235,000    CIT Group, Inc., 3.65% senior notes, due 11/23/07                                                      231,018
Finance - Consumer Loans - 0.8%
           205,000    Household Finance Corp., 4.625% notes, due 1/15/08                                                     206,641
           150,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                                    148,302
           140,000    SLM Corp., 5.09% notes, due 1/31/14                                                                    141,894
                                                                                                                             496,837
Finance - Investment Bankers/Brokers - 0.6%
           200,000    Goldman Sachs Group, Inc., 5.125% notes, due 1/15/15                                                   199,735
           155,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                                 155,492
                                                                                                                             355,227
Food - Diversified - 1.5%
           450,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                        445,847
           520,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                           499,095
                                                                                                                             944,942
Foreign Government - 0.2%
           135,000    United Mexican States, 4.625% notes, due 10/8/08                                                       134,055
Funeral Services and Related Items - 0.0%
            12,000    Service Corporation International, 6.00% notes, due 12/15/05                                            12,000
Gas - Distribution - 0.4%
           225,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                                  255,329
Independent Power Producer - 0.1%
            70,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                                  72,625
Investment Management and Advisory Services - 0.3%
           185,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                                     183,106
Leisure, Recreation and Gaming - 0.2%
            90,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                         96,638
Life and Health Insurance - 0.9%
           260,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A)ss.                                                 272,223
           230,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                                       253,548
                                                                                                                             525,771
Medical - HMO - 0.7%
            50,000    Coventry Health Care, Inc., 5.875% senior notes, due 1/15/12 (144A)                                     49,750
            50,000    Coventry Health Care, Inc., 6.125% senior notes, due 1/15/15 (144A)                                     49,750
           280,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                              273,038
            55,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                              56,372
                                                                                                                             428,910
Medical Products - 0.1%
            45,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due
                      6/15/11                                                                                                 47,813
Metal Processors and Fabricators - 0.2%
           140,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                                143,060
Motorcycle and Motor Scooter Manufacturing - 0.3%
           175,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                               172,409
Multimedia - 1.2%
           355,000    News America, Inc., 6.625% senior notes, due 1/9/08                                                    373,793
           235,000    Time Warner, Inc., 6.125% company guaranteed notes, due 4/15/06                                        239,792
           125,000    Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                                          129,518
                                                                                                                             743,103
Music - 0.0%
            25,000    WMG Holdings Corp., 7.385% senior notes, due 12/15/11 (144A)                                            25,750
Non-Hazardous Waste Disposal - 0.3%
           155,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                                173,494
Oil Companies - Exploration and Production - 0.3%
            70,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                                      75,949
            35,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                            32,162
            47,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                              52,170
            45,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due 2/1/22                         52,088
                                                                                                                             212,369
Oil Companies - Integrated - 1.6%
           355,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                                 351,044
           180,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                              178,650
           265,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                           272,731
           165,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                                   163,315
                                                                                                                             965,740
Oil Field Machinery and Equipment - 0.3%
           190,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                                  183,861
Oil Refining and Marketing - 0.4%
            70,000    Enterprise Products Operating L.P., Series B, 6.375% company guaranteed notes, due
                      2/1/13                                                                                                  74,653
           170,000    Enterprise Products Operating L.P., 6.65% senior notes, due 10/15/34 (144A)                            178,151
                                                                                                                             252,804
Pipelines - 2.0%
           120,000    Duke Capital LLC, 5.668% notes, due 8/15/14                                                            123,417
           120,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14                                   120,695
           185,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                            193,475
           168,635    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                 170,050
           252,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                            244,857
           235,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                       236,543
           105,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13                                   108,502
                                                                                                                           1,197,539
Property and Casualty Insurance - 0.9%
           240,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14                                                 250,898
            40,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                          39,468
           255,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                          275,204
                                                                                                                             565,570
Publishing - Periodicals - 0.2%
            45,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                                      52,931
            77,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                               85,470
                                                                                                                             138,401
Radio - 0.1%
            73,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                                    83,220
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                                 98,490
Retail - Apparel and Shoe - 0.4%
           255,000    Gap, Inc., 6.90% notes, due 9/15/07                                                                    265,510
Savings/Loan/Thrifts - 0.7%
            45,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                            46,575
           235,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                                   246,257
            95,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                                  110,963
                                                                                                                             403,795
Special Purpose Banks - 0.4%
           240,000    Rabobank Capital Funding Trust II, 5.26% bonds, due 12/31/49 (144A)                                    241,781
Special Purpose Entity - 0.5%
            85,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                                81,315
           210,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                        237,851
                                                                                                                             319,166
Super-Regional Banks - 0.2%
           120,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                          118,928
Telephone - Integrated - 1.3%
           190,000    BellSouth Corp., 4.75% notes, due 11/15/12                                                             189,011
            50,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14                                    47,625
           100,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14 (144A)                             95,250
           420,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due
                      7/22/08**                                                                                              413,604
            15,000    Hawaiian Telcom Communications, Inc., 0% senior notes, due 5/1/13 (144A)                                14,850
            25,000    Telecom Italia Capital, 4.95% company guaranteed notes, due 9/30/14 (144A)                              24,352
                                                                                                                             784,692
Theaters - 0.3%
           165,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                                  165,000
Transportation - Services - 0.3%
           190,000    FedEx Corp., 2.65% notes, due 4/1/07                                                                   184,655
Veterinary Diagnostics - 0.1%
            65,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                                     70,444
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $21,533,569)                                                                                  21,602,821
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.6%
Cable Television - 0.3%
           110,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)**                                 154,983
Drug Delivery Systems - 0.3%
           140,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09 (144A)**                           192,297
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $298,983)                                                                                          347,280
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Other Services - 0.3%
             3,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    188,018
REIT - Diversified - 0.3%
             6,075    iStar Financial, Inc., 7.875%                                                                          156,052
Savings/Loan/Thrifts - 0.3%
             8,105    Chevy Chase Bank FSB, 8.00%                                                                            222,887
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $547,558)                                                                                        566,957
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 36.1%
        $2,870,000    Fannie Mae, 3.25%, due 11/15/07                                                                      2,821,496
           100,000    Fannie Mae, 4.00%, due 9/2/08                                                                           99,252
           640,000    Fannie Mae, 5.50%, due 3/15/11                                                                         677,176
           289,599    Fannie Mae (MBS), 7.00%, due 9/1/14                                                                    305,054
           250,680    Fannie Mae (MBS), 6.00%, due 6/1/17                                                                    259,909
           403,131    Fannie Mae (MBS), 5.00%, due 11/1/18                                                                   406,551
           608,583    Fannie Mae (MBS), 5.00%, due 8/1/19                                                                    613,320
           248,165    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                    254,161
            46,020    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                     47,175
           354,085    Fannie Mae (MBS), 4.50%, due 2/1/20                                                                    350,667
           188,389    Fannie Mae (MBS), 4.00%, due 2/1/20                                                                    182,782
           467,317    Fannie Mae (MBS), 5.50%, due 9/1/24                                                                    472,779
           220,000    Fannie Mae, 6.625%, due 11/15/30                                                                       271,235
           220,028    Fannie Mae (MBS), 7.00%, due 2/1/32                                                                    233,015
           199,335    Fannie Mae (MBS), 6.50%, due 5/1/32                                                                    208,494
           677,926    Fannie Mae (MBS), 5.50%, due 2/1/33                                                                    685,664
           309,653    Fannie Mae (MBS), 5.50%, due 11/1/33                                                                   312,981
           345,345    Fannie Mae (MBS), 5.50%, due 2/1/34                                                                    348,861
           230,278    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                    228,686
           138,363    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                    137,106
           619,883    Fannie Mae (MBS), 6.00%, due 7/1/34                                                                    638,495
           220,982    Fannie Mae (MBS), 6.50%, due 8/1/34                                                                    230,232
           439,387    Fannie Mae (MBS), 6.00%, due 8/1/34                                                                    451,459
           168,980    Fannie Mae (MBS), 7.00%, due 10/1/34                                                                   178,452
           172,251    Fannie Mae (MBS), 6.50%, due 11/1/34                                                                   179,446
           117,178    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                   118,371
           620,174    Fannie Mae (MBS), 5.50%, due 12/1/34                                                                   626,487
           433,183    Fannie Mae (MBS), 5.00%, due 12/1/34                                                                   429,248
           139,998    Fannie Mae (MBS), 6.50%, due 1/1/35                                                                    145,942
           483,469    Fannie Mae (MBS), 5.00%, due 2/1/35                                                                    479,093
           238,270    Fannie Mae (MBS), 4.50%, due 2/1/35                                                                    230,202
           333,565    Fannie Mae (MBS), 5.50%, due 3/1/35                                                                    336,969
           243,000    Fannie Mae (MBS), 5.00%, due 4/1/35                                                                    240,800
           209,608    Fannie Mae (MBS), 5.00%, due 6/15/35                                                                   206,988
           237,160    Federal Home Loan Bank System (MBS), 4.50%, due 2/1/20                                                 234,926
           503,675    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/32                                                510,232
           228,003    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                                230,680
           268,415    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                                271,566
           237,224    Federal Home Loan Bank System (MBS), 6.00%, due 1/1/35                                                 243,648
           200,691    Federal Home Loan Bank System (MBS), 4.50%, due 2/1/35                                                 193,747
           723,298    Federal Home Loan Bank System (MBS), 5.00%, due 2/1/35                                                 716,665
         1,565,000    Freddie Mac, 2.75%, due 8/15/06                                                                      1,545,621
           304,720    Freddie Mac (MBS), 5.50%, due 1/1/18                                                                   312,359
           527,627    Freddie Mac (MBS), 4.50%, due 2/1/18                                                                   523,856
           272,157    Freddie Mac (MBS), 5.00%, due 1/1/20                                                                   274,606
           355,579    Freddie Mac (MBS), 5.00%, due 2/1/20                                                                   358,564
           276,775    Freddie Mac (MBS), 6.00%, due 2/1/34                                                                   284,644
            62,479    Freddie Mac (MBS), 6.50%, due 7/1/34                                                                    65,159
           111,997    Freddie Mac (MBS), 6.50%, due 7/1/34                                                                   116,746
           127,357    Freddie Mac (MBS), 6.00%, due 11/1/34                                                                  130,802
           136,847    Freddie Mac (MBS), 6.00%, due 12/1/34                                                                  140,549
           237,612    Freddie Mac (MBS), 5.00%, due 3/1/35                                                                   235,433
           169,925    Freddie Mac (MBS), 5.00%, due 5/15/35                                                                  168,226
           454,936    Ginnie Mae (MBS), 5.50%, due 4/15/33                                                                   463,364
            87,134    Ginnie Mae (MBS), 5.50%, due 7/15/33                                                                    88,748
           190,406    Ginnie Mae (MBS), 4.50%, due 10/15/33                                                                  185,786
           197,958    Ginnie Mae (MBS), 5.50%, due 4/15/34                                                                   201,667
           376,753    Ginnie Mae (MBS), 5.00%, due 4/15/34                                                                   376,535
           460,288    Ginnie Mae (MBS), 6.00%, due 10/20/34                                                                  474,403
           211,513    Ginnie Mae (MBS), 6.50%, due 2/20/35                                                                   220,797
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $22,091,904)                                                                         21,977,877
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 23.7%
           715,000    U.S. Treasury Notes, 2.375%, due 8/15/06                                                               704,917
           630,000    U.S. Treasury Notes, 3.125%, due 1/31/07                                                               624,783
           100,000    U.S. Treasury Notes, 2.75%, due 8/15/07                                                                 97,992
         1,463,000    U.S. Treasury Notes, 3.00%, due 2/15/08                                                              1,434,997
           551,916    U.S. Treasury Notes, 0.875%, due 4/15/10++++                                                           544,177
           602,000    U.S. Treasury Notes, 4.00%, due 4/15/10                                                                604,775
         1,225,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             1,293,284
         1,803,490    U.S. Treasury Notes, 1.625%, due 1/15/15++++                                                         1,807,676
           960,000    U.S. Treasury Notes, 4.00%, due 2/15/15                                                                944,437
           700,000    U.S. Treasury Bonds, 7.50%, due 11/15/16                                                               899,172
           430,000    U.S. Treasury Bonds, 8.875%, due 8/15/17                                                               612,414
           265,000    U.S. Treasury Bonds, 5.25%, due 2/15/29                                                                289,399
           815,000    U.S. Treasury Bonds, 8.875%, due 2/15/19                                                             1,182,959
           426,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                                561,039
           655,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                               787,177
           356,223    U.S. Treasury Bonds, 2.375%, due 1/15/25++++                                                           388,902
           640,000    U.S. Treasury Bonds, 6.25%, due 5/15/30                                                                796,825
           798,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                              901,303
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $14,314,114)                                                                        14,476,228
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.7%
         1,029,474    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $1,029,474)                                                                  1,029,474
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.6%
        $1,000,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $1,000,249
                       collateralized by $2,001,284
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $1,020,006 (cost $1,000,000)                                                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $60,815,602) - 100%                                                                        $61,000,637
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                              Value         % of Investment Securities
Belgium                        $   154,983                       0.3%
Bermuda                            222,852                       0.4
Canada                             592,507                       1.0
Luxembourg                         554,119                       0.9
Mexico                             134,055                       0.2
Netherlands                        605,901                       1.0
Sweden                             127,852                       0.2
United Kingdom                      89,715                       0.1
United States++                 58,518,653                      95.9

    Total                      $61,000,637                     100.0%
                               ===========               ===========

++ Includes Short-Term Securities and Other Securities (92.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at April 30, 2005

Currency Sold and          Currency       Currency Value in      Unrealized
 Settlement Date          Units Sold          $ U.S.             Gain/(Loss)
----------------------------------------------------------------------------
Euro 7/15/05                255,000          $328,877               $    609
----------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

MBS         Mortgage Backed Securities

PLC         Public Limited Company

REIT        Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or mortgage backed securities (with extended settlement dates).

++          Rate is subject to change. Rate shown reflects current rate.

(c) Security is a defaulted security in Janus Adviser Flexible Bond Fund with accrued interest in the amount $160 that was written-off December 10, 2001.

++++        Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of April 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(oo) Schedule of Fair Valued Securities

                                                                 Value as a % of
                                                                 Investment
                                                     Value       Securities
Janus Adviser Flexible Bond Fund
--------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures,
   due 5/1/03 (144A)                                  $0            0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                     Value as a % of
                                                    Acquisition        Acquisition                      Investment
                                                       Date                Cost            Value        Securities
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Allegheny Energy Supply Company LLC, 8.25%
  bonds, due 4/15/12 (144A)                       3/12/04-5/11/04        $381,644        $410,025              0.7%

Americo Life, Inc., 7.875%
  notes, due 5/1/13 (144A)                        4/25/03-5/21/03         261,236         272,223              0.4%

Candescent Technologies Corp., 8.00%
convertible senior subordinated debentures,
due 5/1/03 (144A)(oo)                                  3/6/00              3,200               0              0.0%
--------------------------------------------------------------------------------------------------------------------
                                                                         $646,080        $682,248              1.1%
--------------------------------------------------------------------------------------------------------------------

The funds have registration rights for certain restricted securities held as of April 30, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                  $  3,292,857
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2005.

Janus Adviser Foreign Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.0%
Advertising Services - 2.6%
             8,270    WPP Group PLC                                                                                           89,999
Audio and Video Products - 1.0%
               900    Sony Corp.                                                                                              33,209
Beverages - Wine and Spirits - 2.4%
             5,502    Diageo PLC                                                                                              81,450
Brewery - 2.2%
             2,328    Heineken N.V.                                                                                           73,967
Broadcast Services and Programming - 1.1%
               660    Grupo Televisa S.A. (ADR)                                                                               37,079
Cable Television - 2.5%
             4,396    Shaw Communications, Inc. - Class B                                                                     85,956
Cellular Telecommunications - 1.5%
            19,935    Vodafone Group PLC                                                                                      52,031
Chemicals - Diversified - 1.4%
             1,141    Akzo Nobel N.V.                                                                                         46,844
Chemicals - Specialty - 6.4%
               152    Givaudan S.A.                                                                                           95,640
             1,177    Syngenta A.G.*                                                                                         121,743
                                                                                                                             217,383
Diversified Operations - 10.0%
             8,000    Hutchison Whampoa, Ltd.                                                                                 71,750
               970    Louis Vuitton Moet Hennessy S.A.                                                                        68,541
             6,318    Smiths Group PLC                                                                                       103,586
             3,170    Tyco International, Ltd. (New York Shares)                                                              99,253
                                                                                                                             343,130
Diversified Operations-Commercial Services - 3.5%
            40,215    Rentokil Initial PLC                                                                                   120,671
Electronic Components - Miscellaneous - 3.2%
             4,436    Koninklijke (Royal) Philips Electronics N.V.                                                           110,638
Food - Diversified - 2.1%
               276    Nestle S.A.                                                                                             72,475
Home Decoration Products - 2.2%
             1,544    Hunter Douglas N.V.                                                                                     74,135
Hotels and Motels - 3.8%
               926    Accor S.A.                                                                                              42,319
             2,850    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                       89,347
                                                                                                                             131,666
Insurance Brokers - 3.7%
             3,800    Willis Group Holdings, Ltd.                                                                            127,110
Machinery - Pumps - 3.1%
             2,243    Pfeiffer Vacuum Technology A.G.                                                                        106,496
Medical - Drugs - 5.4%
             3,783    GlaxoSmithKline PLC                                                                                     95,215
             1,800    Takeda Pharmaceutical Company, Ltd.                                                                     87,731
                                                                                                                             182,946
Miscellaneous Manufacturing - 2.1%
            39,894    FKI PLC                                                                                                 71,061
Multimedia - 2.7%
             3,105    Vivendi Universal S.A.                                                                                  92,237
Oil Companies - Integrated - 4.0%
             6,568    BP PLC                                                                                                  66,899
               309    Total S.A. - Class B                                                                                    68,566
                                                                                                                             135,465
Property and Casualty Insurance - 9.7%
                 8    Millea Holdings, Inc.                                                                                  109,046
            33,000    Nipponkoa Insurance Company, Ltd.                                                                      222,071
                                                                                                                             331,117
Publishing - Books - 2.4%
             5,725    Reed Elsevier N.V.                                                                                      82,392
Publishing - Newspapers - 1.5%
            16,677    Independent News & Media PLC                                                                            52,798
Publishing - Periodicals - 0.9%
             1,785    Wolters Kluwer N.V.                                                                                     31,771
Rubber/Plastic Products - 2.9%
             5,000    Tenma Corp.                                                                                             99,908
Television - 4.7%
            15,497    British Sky Broadcasting Group PLC                                                                     160,384
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,286,562)                                                                                       3,044,318
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.2%
Soap and Cleaning Preparations - 2.2%
               857    Henkel KGaA (cost $55,007)                                                                              73,881
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 8.8%
        $  300,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $300,075
                       collateralized by $600,385
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $306,002
                       (cost $300,000)                                                                                       300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,641,569) - 100%                                                                         $ 3,418,199
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                             $  226,363                              6.6%
Canada                                 175,303                              5.2%
France                                 271,663                              7.9%
Germany                                180,377                              5.3%
Hong Kong                               71,750                              2.1%
Ireland                                 52,798                              1.5%
Japan                                  551,965                             16.2%
Mexico                                  37,079                              1.1%
Netherlands                            419,747                             12.3%
Switzerland                            289,858                              8.5%
United Kingdom                         841,296                             24.5%
United States++                        300,000                              8.8%
--------------------------------------------------------------------------------
Total                               $3,418,199                            100.0%

++Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Athletic Footwear - 5.2%
           729,765    NIKE, Inc. - Class B                                                                            $   56,053,250
Batteries and Battery Systems - 3.3%
           628,015    Energizer Holdings, Inc.*,#                                                                         35,778,015
Computers - 1.3%
           222,745    Research In Motion, Ltd. (New York Shares)*,#                                                       14,347,005
Cosmetics and Toiletries - 2.9%
           575,640    Procter & Gamble Co.                                                                                31,170,906
E-Commerce/Services - 3.7%
         1,259,270    eBay, Inc.*                                                                                         39,956,637
Electronic Components - Semiconductors - 0.9%
           403,920    Texas Instruments, Inc.                                                                             10,081,843
Entertainment Software - 4.9%
           990,815    Electronic Arts, Inc.*                                                                              52,899,613
Finance - Consumer Loans - 0.8%
           173,980    SLM Corp.                                                                                            8,288,407
Finance - Investment Bankers/Brokers - 3.1%
           310,740    Goldman Sachs Group, Inc.                                                                           33,183,925
Medical - Biomedical and Genetic - 8.0%
           408,160    Celgene Corp.*                                                                                      15,473,346
           982,510    Genentech, Inc.*                                                                                    69,699,259
                                                                                                                          85,172,605
Medical - HMO - 18.5%
           957,525    Aetna, Inc.                                                                                         70,253,609
         1,346,465    UnitedHealth Group, Inc.                                                                           127,254,406
                                                                                                                         197,508,015
Medical Instruments - 1.7%
           332,945    Medtronic, Inc.#                                                                                    17,546,202
Oil Companies - Exploration and Production - 4.3%
           511,395    Apache Corp.                                                                                        28,786,424
            96,995    EnCana Corp. (New York Shares)                                                                       6,194,101
           221,570    EOG Resources, Inc.#                                                                                10,535,654
                                                                                                                          45,516,179
Oil Companies - Integrated - 12.4%
           463,930    BP PLC (ADR)                                                                                        28,253,337
           443,213    ChevronTexaco Corp.                                                                                 23,047,076
           476,345    ConocoPhillips                                                                                      49,944,773
           216,830    Exxon Mobil Corp.                                                                                   12,365,815
           266,790    Occidental Petroleum Corp.                                                                          18,408,510
                                                                                                                         132,019,511
Optical Supplies - 1.5%
           159,170    Alcon, Inc. (New York Shares)                                                                       15,439,490
Radio - 2.0%
           774,970    XM Satellite Radio Holdings, Inc.- Class A*,#                                                       21,497,668
Retail - Auto Parts - 2.9%
           576,055    Advance Auto Parts, Inc.*,#                                                                         30,732,534
Retail - Regional Department Stores - 2.2%
           498,025    Kohl's Corp.*                                                                                       23,705,990
Retail - Restaurants - 0.1%
            16,550    Starbucks Corp.*,#                                                                                     819,556
Super-Regional Banks - 8.9%
         1,256,970    Bank of America Corp.                                                                               56,613,929
           648,655    Wells Fargo & Co.                                                                                   38,880,381
                                                                                                                          95,494,310
Web Portals/Internet Service Providers - 2.2%
            29,340    Google, Inc. - Class A*,#                                                                            6,454,800
           491,130    Yahoo!, Inc.*                                                                                       16,948,896
                                                                                                                          23,403,696
Wireless Equipment - 0.9%
           287,775    QUALCOMM, Inc.                                                                                      10,040,470
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $675,728,460)                                                                                   980,655,827
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
        28,445,460    State Street Navigator Securities Lending
                         Prime Portfolio+ (cost $28,445,460)                                                              28,445,460
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.6%
  $59,800,000     Cantor Fitzgerald and Co., 2.99%
                   dated 4/29/05, maturing 5/2/05
                   to be repurchased at $59,814,900
                   collateralized by $119,676,779
                   in U.S. Government Agencies
                   3.50% - 6.50%, 6/15/11 - 12/15/33
                   with a value of $60,996,380
                   (cost $59,800,000)                                                                                     59,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $763,973,920) - 100%                                                                    $1,068,901,287
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Canada                           $   20,541,106                             1.9%
Switzerland                          15,439,490                             1.4%
United Kingdom                       28,253,337                             2.7%
United States++                   1,004,667,354                            94.0%
--------------------------------------------------------------------------------
Total                            $1,068,901,287                           100.0%

++Includes Short-Term Securities and Other Securities (85.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                           $28,445,460
--------------------------------------------------------------------------------

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.9%
Advertising Sales - 0.7%
            40,675    Lamar Advertising Co.*                                                                            $  1,520,432
Applications Software - 2.0%
           180,970    Microsoft Corp.                                                                                      4,578,541
Audio and Video Products - 0.8%
            22,355    Harman International Industries, Inc.                                                                1,756,656
Beverages - Non-Alcoholic - 1.6%
            68,171    PepsiCo, Inc.                                                                                        3,793,034
Broadcast Services and Programming - 1.6%
           116,095    Clear Channel Communications, Inc.#                                                                  3,708,074
Building - Residential and Commercial - 0.6%
             1,890    NVR, Inc.*, #                                                                                        1,357,682
Cable Television - 1.4%
           102,267    Comcast Corp. - Special Class A*                                                                     3,244,932
Computers - 1.6%
            51,465    Dell, Inc.*                                                                                          1,792,526
            95,610    Hewlett-Packard Co.                                                                                  1,957,137
                                                                                                                           3,749,663
Computers - Memory Devices - 0.4%
            74,340    EMC Corp.*                                                                                             975,341
Cosmetics and Toiletries - 3.4%
            63,700    Avon Products, Inc.#                                                                                 2,553,096
            96,785    Procter & Gamble Co.                                                                                 5,240,908
                                                                                                                           7,794,004
Dental Supplies and Equipment - 0.5%
           129,600    Align Technology, Inc.*                                                                              1,091,232
Diversified Operations - 7.3%
            85,282    General Electric Co.                                                                                 3,087,208
            62,590    Honeywell International, Inc.                                                                        2,238,218
           143,216    Smiths Group PLC                                                                                     2,348,114
           299,430    Tyco International, Ltd. (New York Shares)                                                           9,375,153
                                                                                                                          17,048,693
E-Commerce/Products - 0.5%
            37,870    Amazon.com, Inc.*, #                                                                                 1,225,473
E-Commerce/Services - 0.3%
            20,655    eBay, Inc.*                                                                                            655,383
Electric Products - Miscellaneous - 2.7%
             5,045    Samsung Electronics Company, Ltd.                                                                    2,314,858
            17,859    Samsung Electronics Company, Ltd. (GDR)                                                              4,027,205
                                                                                                                           6,342,063
Electronic Components - Semiconductors - 4.1%
           451,065    Advanced Micro Devices, Inc.*, #                                                                     6,418,655
           125,655    Texas Instruments, Inc.                                                                              3,136,349
                                                                                                                           9,555,004
Entertainment Software - 1.7%
            75,380    Electronic Arts, Inc.*                                                                               4,024,538
Finance - Investment Bankers/Brokers - 5.2%
           154,310    Citigroup, Inc.                                                                                      7,246,398
             9,010    Goldman Sachs Group, Inc.                                                                              962,178
           111,835    JPMorgan Chase & Co.                                                                                 3,969,024
                                                                                                                          12,177,600

Finance - Mortgage Loan Banker - 1.3%
            81,880    Countrywide Financial Corp.                                                                          2,963,237
Food - Dairy Products - 1.0%
            69,465    Dean Foods Co.*, #                                                                                   2,386,817
Hotels and Motels - 0.9%
            34,485    Four Seasons Hotels, Inc.                                                                            2,188,763
Industrial Automation and Robotics - 1.5%
            72,900    Rockwell Automation, Inc.#                                                                           3,370,167
Medical - Drugs - 4.8%
            35,385    Eli Lilly and Co.                                                                                    2,068,961
            43,000    Roche Holding A.G.*,**, #                                                                            5,201,905
            43,033    Sanofi-Aventis**, #                                                                                  3,810,150
                                                                                                                          11,081,016
Medical - HMO - 5.0%
            61,170    Aetna, Inc.                                                                                          4,488,043
            75,555    UnitedHealth Group, Inc.                                                                             7,140,703
                                                                                                                          11,628,746
Medical Instruments - 0.5%
            19,816    Medtronic, Inc.                                                                                      1,044,303
Multi-Line Insurance - 1.0%
            44,494    American International Group, Inc.                                                                   2,262,520
Multimedia - 1.3%
           175,735    Time Warner, Inc.*                                                                                   2,954,105
Networking Products - 1.6%
           216,290    Cisco Systems, Inc.*                                                                                 3,737,491
Oil Companies - Exploration and Production - 2.3%
            69,832    EnCana Corp. (New York Shares)                                                                       4,459,471
            18,765    EOG Resources, Inc.                                                                                    892,276
                                                                                                                           5,351,747
Oil Companies - Integrated - 7.6%
             3,760    Amerada Hess Corp.                                                                                     352,124
           160,745    Exxon Mobil Corp.                                                                                    9,167,286
            45,451    Petro-Canada                                                                                         2,523,811
           156,247    Suncor Energy, Inc.                                                                                  5,769,999
                                                                                                                          17,813,220
Pharmacy Services - 2.0%
           115,160    Caremark Rx, Inc.*                                                                                   4,612,158
Pipelines - 0.8%
            24,965    Kinder Morgan, Inc.#                                                                                 1,908,824
Retail - Consumer Electronics - 1.3%
            61,935    Best Buy Company, Inc.                                                                               3,117,808
Retail - Pet Food and Supplies - 1.1%
            94,375    PETsMART, Inc.#                                                                                      2,515,094
Retail - Regional Department Stores - 0.9%
            45,315    Kohl's Corp.*                                                                                        2,156,994
Semiconductor Components/Integrated Circuits - 2.6%
            80,065    Linear Technology Corp.                                                                              2,861,523
            83,121    Maxim Integrated Products, Inc.                                                                      3,108,726
                                                                                                                           5,970,249
Shipbuilding - 0.5%
            61,740    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               1,122,594
Super-Regional Banks - 1.9%
            28,060    Fifth Third Bancorp#                                                                                 1,220,610
           110,682    U.S. Bancorp                                                                                         3,088,028
                                                                                                                           4,308,638
Television - 2.2%
           481,639    British Sky Broadcasting Group PLC                                                                   4,984,645
Therapeutics - 0.5%
            30,240    Neurocrine Biosciences, Inc.*                                                                        1,057,190
Tobacco - 1.0%
            35,910    Altria Group, Inc.                                                                                   2,333,791

Toys - 1.2%
           136,360    Marvel Enterprises, Inc.*                                                                            2,672,656
Transportation - Railroad - 0.9%
            35,405    Canadian National Railway Co. (New York Shares)                                                      2,025,520
Transportation - Services - 0.3%
            11,300    United Parcel Service, Inc. - Class B#                                                                 805,803
Web Portals/Internet Service Providers - 1.9%
            44,695    EarthLink, Inc.*, #                                                                                    410,300
           114,325    Yahoo!, Inc.*                                                                                        3,945,356
                                                                                                                           4,355,656
Wireless Equipment - 0.6%
            90,570    Nokia Oyj (ADR)**, #                                                                                 1,447,309
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $169,892,762)                                                                                   196,775,406
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 3.5%
Automotive - Cars and Light Trucks - 0.7%
             2,665    Porsche A.G.**                                                                                       1,725,429
Finance - Investment Bankers/Brokers - 1.3%
            41,070    Goldman Sachs Group, Inc., Series TXN, 6.25% (YES)                                                   1,018,699
            28,140    Goldman Sachs Group, Inc., Series YHOO, 8.125% (YES)                                                   986,504
            43,370    Morgan Stanley, convertible, 14.30% (144A)                                                             941,129
                                                                                                                           2,946,332
Multi-Line Insurance - 0.6%
            55,850    XL Capital, Ltd., convertible, 6.50%                                                                 1,281,758
Oil Companies - Integrated - 0.9%
            26,750    Amerada Hess Corp., convertible, 7.00%                                                               2,175,578
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,032,539)                                                                                    8,129,097
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.6%
        19,862,448    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $19,862,448)                                                             19,862,448
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.0%
       $ 7,000,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $7,001,744
                       collateralized by $14,008,988
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $7,140,044
                       (cost $7,000,000)                                                                                   7,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $203,787,749) - 100%                                                                      $231,766,951
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                                     Value     % of Investment Securities
Bermuda                              $  9,375,153                           4.1%
Canada                                 16,967,564                           7.3
Cayman Islands                          1,281,758                           0.6
Finland                                 1,447,309                           0.6
France                                  3,810,150                           1.6
Germany                                 1,725,429                           0.8
South Korea                             7,464,657                           3.2
Switzerland                             5,201,905                           2.2
United Kingdom                          7,332,759                           3.2
United States++                       177,160,267                          76.4

Total                                $231,766,951                         100.0%
                                     ============                  ============

++ Includes Short-Term Securities and Other Securities (64.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at April 30, 2005

Currency Sold and                            Currency Value in      Unrealized
 Settlement Date              Units               $ U.S.            Gain/(Loss)
-------------------------------------------------------------------------------
Euro 7/15/05                1,575,000           $2,031,298           $    3,760
Swiss Franc 7/15/05           285,000              239,686               (1,059)
Swiss Franc 8/19/05         1,325,000            1,117,232               (9,373)
-------------------------------------------------------------------------------
Total                                           $3,388,216           $   (6,672)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

YES               Yield Enhanced Security

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                              $ 24,188,015
--------------------------------------------------------------------------------

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.6%
Airlines - 0.1%
             6,216    Jet Airways (India), Ltd.*                                                                        $    188,651
Apparel Manufacturers - 3.1%
           540,471    Burberry Group PLC                                                                                   3,726,660
            32,860    Hermes International#                                                                                6,259,736
                                                                                                                           9,986,396
Audio and Video Products - 2.6%
           228,000    Sony Corp.                                                                                           8,412,827
Automotive - Cars and Light Trucks - 1.3%
           235,005    Maruti Udyog, Ltd.                                                                                   2,194,519
           219,173    Tata Motors, Ltd.                                                                                    2,078,074
                                                                                                                           4,272,593
Automotive - Truck Parts and Equipment - Original - 0.5%
            37,400    Autoliv, Inc. (SDR)#                                                                                 1,665,870
Broadcast Services and Programming - 0.9%
            51,584    Grupo Televisa S.A. (ADR)                                                                            2,897,989
Building - Residential and Commercial - 0.3%
         2,441,300    Land and Houses Public Company, Ltd.                                                                   438,203
         3,157,100    Land and Houses Public Company, Ltd. (NVDR)                                                            566,686
                                                                                                                           1,004,889
Building and Construction Products - Miscellaneous - 1.1%
            47,123    Imerys S.A.#                                                                                         3,364,382
Cellular Telecommunications - 0.6%
            81,666    KT Freetel                                                                                           1,878,801
Commercial Banks - 7.4%
           235,378    Anglo Irish Bank Corporation PLC                                                                     2,716,755
           525,700    Bangkok Bank Public Company, Ltd.                                                                    1,324,012
            52,845    Julius Baer Holding, Ltd.#                                                                           3,423,334
           169,980    Kookmin Bank                                                                                         7,210,581
               408    Mitsubishi Tokyo Financial Group, Inc.                                                               3,544,895
             1,076    Mizuho Financial Group, Inc.                                                                         5,064,902
            10,575    Raiffeisen International Bank-Holding A.G.*                                                            544,274
                                                                                                                          23,828,753
Computer Services - 0.5%
            74,200    Park24 Company, Ltd.                                                                                 1,479,090
Computers - Peripheral Equipment - 0.7%
            38,869    Logitech International S.A.                                                                          2,234,867
Distribution/Wholesale - 1.5%
           643,000    Esprit Holdings, Ltd.                                                                                4,813,463
Diversified Minerals - 4.4%
         3,388,290    Caemi Mineracao e Metalurgica S.A.                                                                   2,614,318
           421,895    Companhia Vale do Rio Doce (ADR)                                                                    11,370,070
                                                                                                                          13,984,388
Diversified Operations - 3.8%
            86,823    Louis Vuitton Moet Hennessy S.A.#                                                                    6,134,956
           238,023    Smiths Group PLC                                                                                     3,902,532
            61,400    XM Satellite Radio Holdings, Inc. - Class A                                                          1,933,858
                                                                                                                          11,971,346
Diversified Operations-Commercial Services - 0.5%
           494,542    Rentokil Initial PLC                                                                                 1,483,950
Electric - Integrated - 0.9%
           260,854    Reliance Energy, Ltd.                                                                                2,878,497
Electric Products - Miscellaneous - 5.8%
            27,030    Samsung Electronics Company, Ltd.                                                                   12,402,502
         1,465,000    Toshiba Corp.                                                                                        6,008,133
                                                                                                                          18,410,635
Electronic Components - Miscellaneous - 0.7%
           474,749    Hon Hai Precision Industry Company, Ltd.                                                             2,269,296
Electronic Components - Semiconductors - 2.4%
         3,419,682    ARM Holdings PLC                                                                                     6,288,590
         2,291,000    Chartered Semiconductor Manufacturing, Ltd.*                                                         1,340,548
                                                                                                                           7,629,138
Finance - Investment Bankers/Brokers - 0%
            10,000    Mitsubishi Securities Company, Ltd.                                                                     83,372
Finance - Mortgage Loan Banker - 1.7%
           324,558    Housing Development Finance Corporation, Ltd.                                                        5,459,118
Gambling-Non Hotel - 0.8%
           102,990    OPAP S.A.                                                                                            2,705,914
Insurance Brokers - 1.7%
           165,165    Willis Group Holdings, Ltd.                                                                          5,524,769
Internet Connectivity Services - 1.1%
           115,160    NDS Group PLC (ADR)*,#                                                                               3,601,053
Internet Gambling - 0.6%
           846,605    IG Group Holdings PLC                                                                                1,872,890
Internet Security - 1.0%
           148,595    Check Point Software Technologies, Ltd. (New York Shares)*                                           3,113,065
Investment Companies - 1.0%
           658,616    SM Investments Corp.*                                                                                3,041,263
Machinery - Construction and Mining - 1.0%
           438,000    Komatsu, Ltd.                                                                                        3,094,190
Medical - Drugs - 2.9%
            31,570    Roche Holding A.G.#                                                                                  3,819,166
            60,224    Sanofi-Aventis#                                                                                      5,332,244
                                                                                                                           9,151,410
Metal - Aluminum - 0.4%
           383,300    National Aluminum Company, Ltd.                                                                      1,295,322
Metal - Diversified - 1.0%
            85,491    Inco, Ltd.                                                                                           3,059,900
Miscellaneous Manufacturing - 0.5%
           873,826    FKI PLC                                                                                              1,556,507
Motion Pictures and Services - 0.5%
            95,400    Toho Company, Ltd.                                                                                   1,510,438
Oil - Field Services - 1.4%
            27,123    Technip-Coflexip S.A.#                                                                               4,597,501
Oil Companies - Exploration and Production - 1.8%
            52,920    Niko Resources, Ltd.                                                                                 2,229,362
            85,130    Oil and Natural Gas Corporation, Ltd.                                                                1,588,545
            44,728    Western Oil Sands, Inc. - Class A*                                                                   1,982,381
                                                                                                                           5,800,288
Oil Companies - Integrated - 2.8%
            38,435    Lukoil (ADR)                                                                                         5,208,666
           101,912    Suncor Energy, Inc.                                                                                  3,763,478
                                                                                                                           8,972,144
Paper and Related Products - 3.1%
           158,250    Aracruz Celulose S.A. (ADR)                                                                          4,858,275
           173,800    Suzano Bahia Sul Papel e Celulose S.A.                                                                 735,829
           219,900    UPM - Kymmene Oyj#                                                                                   4,396,534
                                                                                                                           9,990,638
Petrochemicals - 6.2%
           240,556    Indian Petrochemicals Corp.                                                                            895,025
           255,490    LG Petrochemical Company, Ltd.                                                                       6,209,075
         1,062,176    Reliance Industries, Ltd.                                                                           12,892,008
                                                                                                                          19,996,108
Power Converters and Power Supply Equipment - 0.9%
           152,217    Bharat Heavy Electricals, Ltd.                                                                       2,772,653
Property and Casualty Insurance - 0.9%
               210    Millea Holdings, Inc.                                                                                2,862,451
Real Estate Management/Services - 0.7%
           203,000    Mitsubishi Estate Company, Ltd.                                                                      2,181,622
Real Estate Operating/Development - 3.9%
         1,799,000    Hang Lung Properties, Ltd.                                                                           2,769,940
               537    NTT Urban Development Corp.                                                                          2,418,591
           383,638    Sumitomo Realty & Development Company, Ltd.                                                          4,380,970
           282,000    Sun Hung Kai Properties, Ltd.                                                                        2,708,714
                                                                                                                          12,278,215
Retail - Miscellaneous/Diversified - 0.7%
            65,000    Ito-Yokado Company, Ltd.                                                                             2,232,455
Semiconductor Components/Integrated Circuits - 1.9%
         3,611,000    Taiwan Semiconductor Manufacturing Company, Ltd.                                                     6,030,431
Semiconductor Equipment - 2.5%
           544,516    ASML Holding N.V.*                                                                                   7,869,282
Soap and Cleaning Preparations - 1.0%
           968,246    Hindustan Lever, Ltd.                                                                                3,063,423
Storage and Warehousing - 0.5%
           260,000    Sumitomo Warehouse Company, Ltd.#                                                                    1,509,264
Telecommunication Services - 0.9%
           104,010    Amdocs, Ltd. (New York Shares)*                                                                      2,778,107
Telephone - Integrated - 0.4%
            59,400    Tele Norte Leste Participacoes S.A. (Telemar)                                                        1,160,830
Television - 2.1%
           645,191    British Sky Broadcasting Group PLC                                                                   6,677,299
Tobacco - 1.4%
            32,608    ITC, Ltd.                                                                                            1,076,037
               259    Japan Tobacco, Inc.                                                                                  3,336,229
                                                                                                                           4,412,266
Transportation - Railroad - 0.2%
            27,300    All America Latina Logistica                                                                           788,657
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $220,943,465)                                                                                   275,698,666
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Telephone - Integrated - 0.2%
            36,400    Tele Norte Leste Participacoes S.A. (Telemar)                                                          537,222
Transportation - Railroad - 1.3%
           749,000    All America Latina Logistica                                                                         4,371,364
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,672,413)                                                                                    4,908,586
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Telephone - Integrated - 0%
               614    Tele Norte Leste Participacoes S.A. (Telemar) (Common)*,(oo)                                                 0
               376    Tele Norte Leste Participacoes S.A. (Telemar) (Preferred)*,(oo)                                              0
------------------------------------------------------------------------------------------------------------------------------------
Total Rights (cost $0)                                                                                                             0
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.5%
        33,401,438    State Street Navigator Securities Lending Prime Portfolio+ (cost $33,401,438)                       33,401,438
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.4%
       $ 4,500,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $4,501,121
                       collateralized by $9,005,778
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $4,590,029
                       (cost $4,500,000)                                                                                   4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $262,517,316) - 100%                                                                      $318,508,690
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

                                                                 % of Investment
Country                                        Value                  Securities
Austria                                 $    544,274                        0.2%
Bermuda                                   10,338,232                        3.2
Brazil                                    28,370,423                        8.8
Canada                                    11,035,121                        3.5
Finland                                    4,396,534                        1.4
France                                    25,688,819                        8.1
Greece                                     2,705,914                        0.8
Hong Kong                                  5,478,654                        1.7
India                                     36,381,872                       11.4
Ireland                                    2,716,755                        0.9
Israel                                     3,113,065                        1.0
Japan                                     48,119,429                       15.2
Mexico                                     2,897,989                        0.9
Netherlands                                7,869,282                        2.5
Philippines                                3,041,263                        1.0
Russia                                     5,208,666                        1.6
Singapore                                  1,340,548                        0.4
South Korea                               27,700,959                        8.6
Switzerland                                9,477,367                        3.0
Taiwan                                     8,299,727                        2.6
Thailand                                   2,328,901                        0.7
United Kingdom                            31,887,588                       10.1
United States++                           39,567,308                       12.4

        Total                           $318,508,690                        100%
                                        ============               ============

++Includes Short-Term Securities and Other Securities (0.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

NVDR              Non-Voting Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*                 Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of April 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

-----------------------------------------------------------------------------------------------------------
(oo) Schedule of Fair Valued Securities
-----------------------------------------------------------------------------------------------------------
                                                                                            % of Investment
                                                                            Value              Securities
-----------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
-----------------------------------------------------------------------------------------------------------
    Tele Norte Leste Participacoes S.A. (Telemar) (Common)                  $ --                   0.0%
-----------------------------------------------------------------------------------------------------------
    Tele Norte Leste Participacoes S.A. (Telemar) (Preferred)                 --                   0.0%
-----------------------------------------------------------------------------------------------------------
                                                                            $ --                   0.0%
-----------------------------------------------------------------------------------------------------------

Security is valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees.

--------------------------------------------------------------------------------
Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.
--------------------------------------------------------------------------------
Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                           $33,401,438
--------------------------------------------------------------------------------

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.7%
Aerospace and Defense - 5.1%
            97,657    BAE Systems PLC**                                                                                 $    476,822
            75,850    Boeing Co.                                                                                           4,514,592
            12,810    General Dynamics Corp.                                                                               1,345,691
            92,640    Lockheed Martin Corp.                                                                                5,646,407
                                                                                                                          11,983,512
Apparel Manufacturers - 0.8%
           147,428    Burberry Group PLC**                                                                                 1,016,547
            26,945    Coach, Inc.*                                                                                           722,126
                                                                                                                           1,738,673
Applications Software - 0.2%
            15,360    NAVTEQ Corp.*                                                                                          559,411
Athletic Footwear - 0.3%
             7,535    NIKE, Inc. - Class B                                                                                   578,763
Audio and Video Products - 0.5%
            34,035    Sony Corp. (ADR)**,#                                                                                 1,249,425
Automotive - Cars and Light Trucks - 0.3%
            14,205    BMW A.G.**,#                                                                                           602,056
Automotive - Truck Parts and Equipment - Original - 0.2%
             8,525    Autoliv, Inc.                                                                                          377,231
Beverages - Non-Alcoholic - 0.7%
            29,495    PepsiCo, Inc.                                                                                        1,641,102
Beverages - Wine and Spirits - 0.5%
            18,360    Diageo PLC (ADR)**,#                                                                                 1,097,010
Building - Residential and Commercial - 1.2%
            34,846    D.R. Horton, Inc.                                                                                    1,062,802
             1,090    NVR, Inc.*                                                                                             783,002
            11,830    Pulte Homes, Inc.                                                                                      845,254
                                                                                                                           2,691,058
Building and Construction Products - Miscellaneous - 1.1%
            77,055    Masco Corp.                                                                                          2,426,462
Cable Television - 5.8%
           430,143    Comcast Corp. - Special Class A                                                                     13,648,436
Chemicals - Diversified - 0.3%
            27,090    Lyondell Chemical Co.                                                                                  679,688
Chemicals - Specialty - 0.2%
            20,545    Syngenta A.G. (ADR)*,**                                                                                425,898
Commercial Banks - 0.6%
            16,005    UBS A.G. (ADR)**,#                                                                                   1,285,202
Commercial Services - Finance - 0.8%
            62,855    Paychex, Inc.                                                                                        1,923,363
Computer Services - 0%
             3,060    Ceridian Corp.*                                                                                         51,622
Computers - 1.1%
            18,670    Dell, Inc.*                                                                                            650,276
            30,815    Research In Motion, Ltd. (New York Shares)*                                                          1,984,794
                                                                                                                           2,635,070
Computers - Memory Devices - 0.4%
            71,075    EMC Corp.                                                                                              932,504
Containers - Metal and Glass - 0.4%
            21,075    Ball Corp.                                                                                             832,463
Cosmetics and Toiletries - 2.7%
           114,479    Procter & Gamble Co.                                                                                 6,199,038
Cruise Lines - 0.9%
            44,435    Carnival Corp. (New York Shares)                                                                     2,171,983
Dental Supplies and Equipment - 0.6%
            27,565    Patterson Companies, Inc.*,#                                                                         1,393,411
Distribution/Wholesale - 0.3%
            83,500    Esprit Holdings, Ltd.                                                                                  625,076
Diversified Minerals - 1.5%
           126,155    Companhia Vale do Rio Doce (ADR)                                                                     3,399,877
Diversified Operations - 5.0%
            61,340    General Electric Co.                                                                                 2,220,508
            81,675    Honeywell International, Inc.                                                                        2,920,698
            17,395    Pentair, Inc.#                                                                                         691,973
            61,642    Smiths Group PLC**                                                                                   1,010,658
           146,295    Tyco International, Ltd. (New York Shares)                                                           4,580,496
                                                                                                                          11,424,333
Diversified Operations-Commercial Services - 0.2%
            19,650    ARAMARK Corp.- Class B#                                                                                481,622
E-Commerce/Services - 1.1%
            46,942    eBay, Inc.*                                                                                          1,489,469
            47,355    IAC/InterActiveCorp*,#                                                                               1,029,498
                                                                                                                           2,518,967
Electric - Generation - 0.3%
            36,945    AES Corp.                                                                                              594,076
Electronic Components - Miscellaneous - 0.7%
            65,180    Koninklijke (Royal) Philips Electronics N.V. (New York Shares)**                                     1,615,812
Electronic Components - Semiconductors - 1.2%
            38,410    Intel Corp.                                                                                            903,403
            74,860    Texas Instruments, Inc.                                                                              1,868,506
                                                                                                                           2,771,909
Electronic Forms - 0.4%
            17,220    Adobe Systems, Inc.                                                                                  1,024,073
Finance - Credit Card - 0.4%
            18,335    American Express Co.                                                                                   966,255
Finance - Investment Bankers/Brokers - 1.3%
            28,165    Citigroup, Inc.                                                                                      1,322,629
            20,360    JPMorgan Chase & Co.                                                                                   722,576
            19,285    Merrill Lynch & Company, Inc.                                                                        1,040,040
                                                                                                                           3,085,245
Financial Guarantee Insurance - 0.3%
            12,600    MBIA, Inc.*                                                                                            659,988
Food - Confectionary - 0.3%
            11,140    Wm. Wrigley Jr. Co.                                                                                    770,108
Food - Retail - 0.8%
            18,880    Whole Foods Market, Inc.                                                                             1,882,714
Food - Wholesale/Distribution - 0.5%
            30,470    Sysco Corp.                                                                                          1,054,262
Medical - Biomedical and Genetic - 0.8%
            19,170    Celgene Corp.*                                                                                         726,735
            12,440    Genentech, Inc.*                                                                                       882,494
             4,220    Genzyme Corp.*                                                                                         247,334
                                                                                                                           1,856,563
Medical - Drugs - 2.2%
            59,645    Eli Lilly and Co.                                                                                    3,487,443
            21,590    Sanofi-Aventis (ADR)**,#                                                                               957,948
            12,855    Wyeth                                                                                                  577,704
                                                                                                                           5,023,095
Medical - Generic Drugs - 0.5%
            37,645    Teva Pharmaceutical Industries, Ltd. (ADR)                                                           1,176,030
Medical - HMO - 1.2%
            29,530    UnitedHealth Group, Inc.                                                                             2,790,880
Medical - Hospitals - 0.5%
            18,835    HCA, Inc.                                                                                            1,051,746
Medical Instruments - 0.8%
            18,420    Medtronic, Inc.                                                                                        970,734
            19,690    St. Jude Medical, Inc.                                                                                 768,501
                                                                                                                           1,739,235
Medical Products - 3.2%
            59,280    Johnson & Johnson                                                                                    4,068,386
            40,725    Stryker Corp.                                                                                        1,977,199
             5,471    Synthes, Inc.                                                                                          620,396
            19,785    Varian Medical Systems, Inc.                                                                           667,546
                                                                                                                           7,333,527
Metal - Diversified - 0.3%
            21,925    Inco, Ltd. (New York Shares)#                                                                          783,600
Metal Processors and Fabricators - 0.6%
            18,350    Precision Castparts Corp.                                                                            1,351,661
Motorcycle and Motor Scooter Manufacturing - 0.2%
            11,680    Harley-Davidson, Inc.                                                                                  549,194
Multi-Line Insurance - 1.0%
            43,345    American International Group, Inc.                                                                   2,204,093
Multimedia - 5.7%
           797,855    Time Warner, Inc.*                                                                                  13,411,942
Networking Products - 5.1%
           603,134    Cisco Systems, Inc.*                                                                                10,422,155
            54,395    Juniper Networks, Inc.*                                                                              1,228,783
                                                                                                                          11,650,938
Oil - Field Services - 1.7%
            24,095    Halliburton Co.                                                                                      1,002,111
            43,295    Schlumberger, Ltd. (New York Shares)**                                                               2,961,811
                                                                                                                           3,963,922
Oil and Gas Drilling - 0.6%
            28,825    Transocean, Inc.                                                                                     1,336,615
Oil Companies - Exploration and Production - 1.1%
            26,270    Apache Corp.                                                                                         1,478,738
            20,825    EOG Resources, Inc.                                                                                    990,229
                                                                                                                           2,468,967
Oil Companies - Integrated - 0.9%
            23,645    Exxon Mobil Corp.                                                                                    1,348,475
            18,620    Suncor Energy, Inc. (New York Shares)                                                                  686,333
                                                                                                                           2,034,808
Optical Supplies - 1.8%
            43,455    Alcon, Inc. (New York Shares)**                                                                      4,215,135
Pharmacy Services - 1.3%
            76,860    Caremark Rx, Inc.*                                                                                   3,078,243
Property and Casualty Insurance - 0.5%
            33,112    W. R. Berkley Corp.                                                                                  1,076,140
Retail - Apparel and Shoe - 1.6%
            33,145    Abercrombie & Fitch Co. - Class A                                                                    1,788,173
            37,385    Foot Locker, Inc.                                                                                      996,684
            45,185    Gap, Inc.                                                                                              964,700
                                                                                                                           3,749,557
Retail - Building Products - 0.8%
            34,480    Lowe's Companies, Inc.                                                                               1,796,753
Retail - Consumer Electronics - 0.6%
            26,015    Best Buy Company, Inc.                                                                               1,309,595
Retail - Discount - 0.2%
            13,401    Costco Wholesale Corp.                                                                                 543,813
Retail - Drug Store - 3.5%
           185,965    Walgreen Co.                                                                                         8,007,653
Retail - Major Department Stores - 0.8%
            36,970    J.C. Penney Company, Inc.                                                                            1,752,748
Retail - Office Supplies - 0.6%
            71,160    Staples, Inc.                                                                                        1,357,021
Retail - Restaurants - 2.0%
           159,775    McDonald's Corp.                                                                                     4,683,005
Schools - 0.4%
            11,217    Apollo Group, Inc. - Class A*                                                                          808,970
Semiconductor Components/Integrated Circuits - 6.0%
           169,785    Linear Technology Corp.                                                                              6,068,116
           214,739    Maxim Integrated Products, Inc.                                                                      8,031,238
                                                                                                                          14,099,354
Soap and Cleaning Preparations - 0.6%
            42,319    Reckitt Benckiser PLC**                                                                              1,373,955
Telecommunication Equipment - Fiber Optics - 1.4%
           235,230    Corning, Inc.                                                                                        3,234,413
Television - 2.2%
            90,391    British Sky Broadcasting Group PLC**                                                                   935,487
           158,854    Univision Communications, Inc. - Class A*                                                            4,176,272
                                                                                                                           5,111,759
Therapeutics - 0.6%
            36,350    Gilead Sciences, Inc.*                                                                               1,348,585
Transportation - Services - 1.1%
            36,345    United Parcel Service, Inc. - Class B                                                                2,591,762
Web Portals/Internet Service Providers - 1.1%
            70,905    Yahoo!, Inc.*                                                                                        2,446,932
Wireless Equipment - 1.2%
           170,285    Nokia Oyj (ADR)**                                                                                    2,721,154
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $181,965,194)                                                                                   216,031,061
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.1%
Advertising Sales - 0.1%
       $   265,000    Lamar Advertising Co., 2.875% senior notes, due 12/31/10 (cost $268,570)                               239,494
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.0%
         4,631,308    State Street Navigator Securities Lending Prime Portfolio+ (cost $4,631,308)                         4,631,308
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.2%
       $ 9,800,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $9,802,442
                       collateralized by $19,612,583
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $9,996,062
                       (cost $9,800,000)                                                                                   9,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $196,665,072) - 100%                                                                      $230,701,863
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

                                                                % of Investment
Country                                        Value                 Securities
Bermuda                                 $  5,205,572                        2.3%
Brazil                                     3,399,877                        1.5
Canada                                     3,454,727                        1.4
Cayman Islands                             1,336,615                        0.6
Finland                                    2,721,154                        1.2
France                                       957,948                        0.4
Germany                                      602,056                        0.3
Israel                                     1,176,030                        0.5
Japan                                      1,249,425                        0.5
Netherlands                                4,577,623                        2.0
Panama                                     2,171,983                        0.9
Switzerland                                5,926,235                        2.6
United Kingdom                             5,910,479                        2.6
United States++                          192,012,139                       83.2

           Total                        $230,701,863                        100%
                                        ============               ============

++Includes Short-Term Securities and Other Securities (77.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at April 30, 2005

  Currency Sold and                              Currency Value      Unrealized
   Settlement Date      Currency Units Sold         in $ U.S.        Gain/(Loss)
                        --------------------------------------------------------
British Pound 5/20/05             1,180,000        $2,247,960        $  (38,821)
British Pound 7/15/05                85,000           161,536            (1,574)
British Pound 8/19/05               550,000         1,043,877           (10,977)
Euro 7/15/05                      1,490,000         1,921,672             5,433
Euro 9/9/05                         175,000           226,188             4,742
Japanese Yen 7/15/05             45,000,000           432,218           (10,198)
Japanese Yen 9/9/05              27,000,000           260,807             1,829
Swiss Franc 7/15/05                 315,000           264,917            (1,339)
Swiss Franc 8/19/05                 290,000           244,526            (2,051)
                        --------------------------------------------------------
Total                                              $6,803,701        $  (52,956)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of April 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

--------------------------------------------------------------------------------
Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.
--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                $23,907,579
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.1%
Advertising Agencies - 0.9%
            69,160    Interpublic Group of Companies, Inc.#                                                             $    889,398
Advertising Sales - 2.5%
            69,562    Lamar Advertising Co.*                                                                               2,600,228
Airlines - 0.9%
            22,200    Ryanair Holdings PLC (ADR)*,#                                                                          891,330
Apparel Manufacturers - 0.4%
            14,880    Coach, Inc.*                                                                                           398,784
Applications Software - 1.3%
            16,055    Citrix Systems, Inc.*                                                                                  361,238
            26,185    NAVTEQ Corp.*                                                                                          953,657
                                                                                                                           1,314,895
Athletic Footwear - 0.5%
             2,139    Puma A.G. Rudolf Dassler Sport                                                                         493,199
Audio and Video Products - 1.2%
            16,235    Harman International Industries, Inc.                                                                1,275,746
Automotive - Truck Parts and Equipment - Original - 0.1%
             3,440    Lear Corp.                                                                                             116,582
Building - Mobile Home and Manufactured Homes - 0.8%
            29,440    Thor Industries, Inc.#                                                                                 793,408
Building - Residential and Commercial - 1.5%
             2,085    NVR, Inc.*                                                                                           1,497,760
Building Products - Air and Heating - 1.1%
            25,985    American Standard Companies, Inc.                                                                    1,161,789
Cable Television - 1.0%
            35,830    EchoStar Communications Corp. - Class A*                                                             1,037,279
Casino Services - 0.4%
            19,935    Scientific Games Corp.-Class A*,#                                                                      428,004
Cellular Telecommunications - 2.6%
           115,320    Nextel Partners, Inc. - Class A*                                                                     2,712,325
Commercial Services - 0.5%
            17,232    Iron Mountain, Inc.*,#                                                                                 511,790
Commercial Services - Finance - 2.8%
            32,910    Jackson Hewitt Tax Service, Inc.#                                                                      606,202
            10,255    Moody's Corp.                                                                                          842,346
            45,252    Paychex, Inc.                                                                                        1,384,710
                                                                                                                           2,833,258
Computer Services - 0.4%
             7,945    Affiliated Computer Services, Inc. - Class A*                                                          378,738
Computers - 1.0%
            27,625    Apple Computer, Inc.                                                                                   996,158
Computers - Integrated Systems - 0.9%
            18,164    National Instruments Corp.#                                                                            391,253
            16,475    NCR Corp.*                                                                                             543,675
                                                                                                                             934,928
Containers - Metal and Glass - 2.6%
            49,105    Ball Corp.                                                                                           1,939,648
            30,135    Owens-Illinois, Inc.*                                                                                  738,910
                                                                                                                           2,678,558
Cruise Lines - 0.9%
            21,545    Royal Caribbean Cruises, Ltd. (New York Shares)#                                                       905,321
Disposable Medical Products - 0.5%
             6,740    C.R. Bard, Inc.                                                                                        479,686
Distribution/Wholesale - 0.7%
            17,370    United Stationers, Inc.#                                                                               732,667
Diversified Operations - 0.8%
            20,980    Pentair, Inc.#                                                                                         834,584
Diversified Operations-Commercial Services - 0.8%
            40,745    Cendant Corp.                                                                                          811,233
Electric Products - Miscellaneous - 1.3%
            35,255    AMETEK, Inc.                                                                                         1,335,107
Electronic Components - Semiconductors - 3.3%
            84,225    Advanced Micro Devices, Inc.*,#                                                                      1,198,522
            14,330    Altera Corp.*                                                                                          297,061
            41,770    ATI Technologies, Inc. (New York Shares)*                                                              618,196
            28,815    International Rectifier Corp.*                                                                       1,225,789
                                                                                                                           3,339,568
Electronic Design Automation - 0.4%
            31,755    Cadence Design Systems, Inc.*,#                                                                        444,570
Entertainment Software - 1.3%
            31,626    Activision, Inc.*                                                                                      457,312
            15,960    Electronic Arts, Inc.*                                                                                 852,104
                                                                                                                           1,309,416
Fiduciary Banks - 0.9%
            10,760    Investors Financial Services Corp.#                                                                    451,382
            11,535    Northern Trust Corp.                                                                                   519,421
                                                                                                                             970,803
Finance - Other Services - 0.8%
             4,130    Chicago Mercantile Exchange Holdings, Inc.                                                             807,498
Food - Dairy Products - 1.9%
            56,370    Dean Foods Co.*                                                                                      1,936,873
Hospital Beds and Equipment - 1.0%
            17,185    Kinetic Concepts, Inc.*                                                                              1,056,018
Hotels and Motels - 1.9%
            11,165    Marriott International, Inc. - Class A                                                                 700,604
            22,120    Starwood Hotels & Resorts Worldwide, Inc.                                                            1,202,001
                                                                                                                           1,902,605
Human Resources - 1.5%
            33,345    Manpower, Inc.                                                                                       1,285,450
             9,890    Robert Half International, Inc.                                                                        245,470
                                                                                                                           1,530,920
Independent Power Producer - 1.0%
           100,280    Reliant Energy, Inc.*                                                                                1,019,848
Industrial Audio and Video Products - 0.1%
             6,650    Dolby Laboratories, Inc. -  Class A*                                                                   135,993
Industrial Automation and Robotics - 0.5%
            10,385    Rockwell Automation, Inc.                                                                              480,099
Instruments - Scientific - 1.6%
            27,941    Fisher Scientific International, Inc.*                                                               1,659,137
Insurance Brokers - 0.4%
            13,465    Willis Group Holdings, Ltd.                                                                            450,404
Internet Infrastructure Software - 0.4%
            55,345    TIBCO Software, Inc.*                                                                                  395,163
Internet Security - 0.6%
            30,745    Check Point Software Technologies, Ltd. (New York Shares)*                                             644,108
Investment Management and Advisory Services - 1.8%
            32,755    T. Rowe Price Group, Inc.                                                                            1,807,093
Leisure and Recreation Products - 0.7%
            16,545    Brunswick Corp.                                                                                        694,890
Machinery - Construction and Mining - 0.9%
            23,775    Terex Corp.                                                                                            888,710
Medical - Biomedical and Genetic - 3.7%
            55,420    Celgene Corp.*                                                                                       2,100,971
            22,500    Invitrogen Corp.*                                                                                    1,648,575
                                                                                                                           3,749,546
Medical - Drugs - 0.7%
             6,182    Merck KGaA                                                                                             471,731
            11,550    Pharmion Corp.*,#                                                                                      266,805
                                                                                                                             738,536
Medical - Generic Drugs - 0.7%
            13,320    Barr Pharmaceuticals, Inc.*                                                                            690,775
Medical - HMO - 1.2%
            17,807    Conventry Health Care, Inc.*                                                                         1,218,533
Medical - Nursing Homes - 0.2%
             7,290    Manor Care, Inc.                                                                                       243,122
Medical Instruments - 1.4%
            11,735    Intuitive Surgical, Inc.*,#                                                                            503,901
            23,680    St. Jude Medical, Inc.*                                                                                924,230
                                                                                                                           1,428,131
Medical Products - 0.5%
            14,345    Varian Medical Systems, Inc.*                                                                          484,000
Miscellaneous Manufacturing - 0.9%
           541,359    FKI PLC                                                                                                964,299
Motion Pictures and Services - 0.8%
             6,300    DreamWorks Animation SKG, Inc. - Class A*                                                              236,250
            60,440    Lions Gate Entertainment Corp. (New York Shares)*,#                                                    583,850
                                                                                                                             820,100
Multi-Line Insurance - 1.1%
            32,935    Assurant, Inc.                                                                                       1,089,819
Oil Companies - Exploration and Production - 3.8%
            56,455    EOG Resources, Inc.                                                                                  2,684,434
            15,085    Murphy Oil Corp.                                                                                     1,343,923
                                                                                                                           4,028,357
Optical Supplies - 0.7%
             7,100    Alcon, Inc. (New York Shares)                                                                          688,700
Pipelines - 2.0%
            26,895    Kinder Morgan, Inc.#                                                                                 2,056,392
Property and Casualty Insurance - 0.5%
            14,700    W. R. Berkley Corp.                                                                                    477,750
Publishing - Newspapers - 0.5%
             6,955    McClatchy Co. - Class A                                                                                491,719
Publishing - Periodicals - 0.9%
            18,720    Dex Media, Inc.                                                                                        409,968
            45,725    Playboy Enterprises, Inc. - Class B*                                                                   552,358
                                                                                                                             962,326
Radio - 0.1%
             3,635    Westwood One, Inc.                                                                                      66,521
Recreational Vehicles - 0.6%
            10,785    Polaris Industries, Inc.#                                                                              620,785
Reinsurance - 1.6%
               584    Berkshire Hathaway, Inc. - Class B*                                                                  1,634,038
Respiratory Products - 0.9%
            14,370    Respironics, Inc.*                                                                                     908,040
Retail - Apparel and Shoe - 1.0%
            12,360    Abercrombie & Fitch Co. - Class A                                                                      666,822
             7,865    Urban Outfitters, Inc.*                                                                                348,420
                                                                                                                           1,015,242
Retail - Auto Parts - 0.9%
            17,860    Advance Auto Parts, Inc.*                                                                              952,831
Retail - Office Supplies - 1.0%
            53,662    Staples, Inc.                                                                                        1,023,334
Retail - Restaurants - 0.9%
            20,645    Yum! Brands, Inc.                                                                                      969,489
Schools - 1.6%
            14,457    Apollo Group, Inc. - Class A*                                                                        1,042,639
             5,305    Strayer Education, Inc.#                                                                               569,120
                                                                                                                           1,611,759
Semiconductor Components/Integrated Circuits - 1.8%
            18,790    Linear Technology Corp.                                                                                671,555
            36,435    Marvell Technology Group, Ltd.*                                                                      1,219,843
                                                                                                                           1,891,398
Semiconductor Equipment - 1.1%
            14,415    KLA-Tencor Corp.                                                                                       562,474
            22,845    Novellus Systems, Inc.*                                                                                535,258
                                                                                                                           1,097,732
Telecommunication Equipment - 0.6%
            22,075    Harris Corp.                                                                                           622,515
Telecommunication Services - 1.0%
            37,655    Amdocs, Ltd. (New York Shares)*                                                                      1,005,765
Television - 0.8%
            32,164    Univision Communications, Inc. - Class A*                                                              845,592
Textile-Home Furnishings - 0.8%
            11,125    Mohawk Industries, Inc.*                                                                               865,636
Therapeutics - 1.9%
            22,985    Gilead Sciences, Inc.*                                                                                 852,744
            30,825    Neurocrine Biosciences, Inc.*                                                                        1,077,642
                                                                                                                           1,930,386
Toys - 1.2%
            63,815    Marvel Enterprises, Inc.*                                                                            1,250,774
Transportation - Marine - 0.4%
            11,050    Alexander & Baldwin, Inc.                                                                              450,067
Transportation - Railroad - 0.7%
            12,915    Canadian National Railway Co. (New York Shares)                                                        738,867
Transportation - Services - 1.2%
            12,830    C.H. Robinson Worldwide, Inc.                                                                          662,028
            10,800    Expeditors International of Washington, Inc.#                                                          530,388
                                                                                                                           1,192,416
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $66,994,494)                                                                                     91,341,763
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.3%
         9,550,536    State Street Navigator Securities Lending Prime Portfolio+ (cost $9,550,536)                         9,550,536
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.6%
       $ 1,600,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $1,600,399
                       collateralized by $3,202,054
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $1,632,010
                       (cost $1,600,000)                                                                                   1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,145,030) - 100%                                                                       $102,492,299
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                              Value           % of Investment Securities
Bermuda                       $  1,670,247                        1.6%
Canada                           1,940,913                        1.9
Germany                            964,930                        0.9
Ireland                            891,330                        0.9
Israel                             644,108                        0.6
Liberia                            905,321                        0.9
Switzerland                        688,700                        0.7
United Kingdom                   1,970,064                        1.9
United States++                 92,816,686                       90.6

Total                         $102,492,299                      100.0%
                              ============               ============

++ Includes Short-Term Securities and Other Securities (79.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                          Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                  $9,550,536
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.4%
Advertising Agencies - 0.6%
             4,900    Interpublic Group of Companies, Inc.                                                               $    63,014
             3,200    Omnicom Group, Inc.                                                                                    265,280
                                                                                                                             328,294
Agricultural Chemicals - 0.3%
             9,200    Agrium, Inc. (New York shares)                                                                         163,760
Applications Software - 0.4%
            24,900    Siebel Systems, Inc.*                                                                                  224,100
Automotive - Truck Parts and Equipment - Original - 1.2%
             8,100    Lear Corp.                                                                                             274,509
             6,300    Magna International, Inc. - Class A (New York Shares)                                                  385,119
                                                                                                                             659,628
Beverages - Wine and Spirits - 0.5%
             5,000    Brown-Forman Corp. - Class B                                                                           277,500
Brewery - 0.7%
             6,400    Molson Coors Brewing Co. - Class B                                                                     395,200
Broadcast Services and Programming - 0.9%
            50,000    Liberty Media Corp. - Class A*                                                                         502,000
Building - Residential and Commercial - 0.3%
             2,600    Pulte Homes, Inc.                                                                                      185,770
Chemicals - Specialty - 1.3%
               750    Cytec Industries, Inc.                                                                                  34,590
            18,000    Lubrizol Corp.                                                                                         697,860
                                                                                                                             732,450
Commercial Banks - 0.4%
             4,900    Compass Bancshares, Inc.                                                                               210,798
Commercial Services - 0.6%
            25,000    ServiceMaster Co.                                                                                      320,750
Commercial Services - Finance - 0.4%
             4,700    H&R Block, Inc.                                                                                        234,107
Computer Services - 0.7%
            11,200    SunGard Data Systems, Inc.*                                                                            374,080
Distribution/Wholesale - 1.8%
             6,000    Genuine Parts Co.                                                                                      257,400
             8,100    Tech Data Corp.*                                                                                       295,893
             9,000    W.W. Grainger, Inc.                                                                                    497,610
                                                                                                                           1,050,903
Diversified Operations - 0.7%
            11,100    Dover Corp.                                                                                            403,596
Diversified Operations-Commercial Services - 0.3%
             8,900    Cendant Corp.                                                                                          177,199
E-Commerce/Services - 0.7%
            18,000    IAC/InterActiveCorp*, #                                                                                391,320
Electronic Components - Miscellaneous - 0.7%
            20,000    Flextronics International, Ltd. (New York Shares)*                                                     223,000
            17,000    Vishay Intertechnology, Inc.*                                                                          181,730
                                                                                                                             404,730
Electronic Components - Semiconductors - 0.6%
             5,320    Advanced Micro Devices, Inc.*                                                                           75,704
             6,600    Fairchild Semiconductor International, Inc.*                                                            88,770
            19,200    Zoran Corp.*                                                                                           203,136
                                                                                                                             367,610
Electronic Design Automation - 0.3%
             3,800    Cadence Design Systems, Inc.*                                                                           53,200
             7,000    Synopsys, Inc.*                                                                                        115,080
                                                                                                                             168,280
Engineering - Research and Development Services - 1.1%
            12,900    Jacobs Engineering Group, Inc.                                                                         628,359
Enterprise Software/Services - 0.3%
            10,000    Sybase, Inc.*                                                                                          189,300
Fiduciary Banks - 2.1%
            17,500    Mellon Financial Corp.                                                                                 484,575
            16,000    State Street Corp.                                                                                     739,680
                                                                                                                           1,224,255
Finance - Commercial - 0.9%
            12,600    CIT Group, Inc.                                                                                        507,528
Finance - Investment Bankers/Brokers - 0.3%
             2,700    Legg Mason, Inc.                                                                                       191,322
Food - Confectionary - 0.8%
             9,000    J.M. Smucker Co.                                                                                       446,580
Food - Diversified - 0.6%
             9,000    H.J. Heinz Co.                                                                                         331,650
Food - Wholesale/Distribution - 0.8%
            15,000    Supervalu, Inc.                                                                                        473,400
Forestry - 0.5%
             8,000    Plum Creek Timber Company, Inc.                                                                        276,320
Gas - Distribution - 0.3%
             5,800    ONEOK, Inc.                                                                                            167,388
Hospital Beds and Equipment - 0.7%
             7,000    Hillenbrand Industries, Inc.                                                                           386,540
Hotels and Motels - 0.3%
             4,600    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                      144,210
Human Resources - 1.2%
            17,000    Manpower, Inc.                                                                                         655,350
Industrial Gases - 0.4%
             4,100    Air Products and Chemicals, Inc.                                                                       240,793
Internet Applications Software - 0.2%
            15,000    Verity, Inc.*                                                                                          123,000
Internet Infrastructure Equipment - 0.6%
            14,100    Avocent Corp.*                                                                                         354,474
Internet Security - 0.5%
            12,500    Check Point Software Technologies, Ltd. (New York Shares)*                                             261,875
Investment Management and Advisory Services - 2.0%
             7,700    Alliance Capital Management Holding L.P.#                                                              346,038
            10,000    Federated Investors, Inc. - Class B                                                                    284,500
             3,000    Franklin Resources, Inc.                                                                               206,040
            16,000    Waddell & Reed Financial, Inc. - Class A                                                               278,560
                                                                                                                           1,115,138
Life and Health Insurance - 0.6%
             8,000    Lincoln National Corp.                                                                                 359,760
Machinery - Farm - 0.8%
             7,100    Deere & Co.                                                                                            444,034
Medical - Biomedical and Genetic - 0.9%
            11,000    Millipore Corp.                                                                                        530,420
Medical - Drugs - 0.9%
            20,000    Endo Pharmaceuticals Holdings, Inc.*                                                                   397,000
             4,500    Priority Healthcare Corp. - Class B*, #                                                                102,510
                                                                                                                             499,510
Medical - Generic Drugs - 0.8%
            26,000    Perrigo Co.                                                                                            476,320
Medical - Hospitals - 0.8%
            11,300    Health Management Associates, Inc. - Class A                                                           279,449
             4,400    LifePoint Hospitals, Inc.*                                                                             195,580
                                                                                                                             475,029
Medical - Nursing Homes - 0.9%
            14,800    Manor Care, Inc.                                                                                       493,580
Medical Instruments - 0.7%
            14,000    Boston Scientific Corp.*                                                                               414,120
Medical Labs and Testing Services - 0.8%
             9,000    Laboratory Corporation of America Holdings*                                                            445,500
Medical Products - 0.7%
            10,000    Henry Schein, Inc.*                                                                                    375,100
Medical Sterilization Products - 0.6%
            15,000    Steris Corp.*                                                                                          355,200
Multi-Line Insurance - 1.4%
            35,000    Old Republic International Corp.                                                                       826,000
Multimedia - 0.6%
             4,000    McGraw-Hill Companies, Inc.                                                                            348,320
Networking Products - 0.3%
            20,300    Foundry Networks, Inc.*                                                                                170,520
Non-Hazardous Waste Disposal - 1.7%
            16,000    Republic Services, Inc.                                                                                553,600
            15,000    Waste Management, Inc.                                                                                 427,350
                                                                                                                             980,950
Office Automation and Equipment - 0.5%
            20,400    Xerox Corp.                                                                                            270,300
Oil - Field Services - 0.4%
             4,500    BJ Services Co.                                                                                        219,375
Oil and Gas Drilling - 1.0%
             7,000    Nabors Industries, Ltd.*                                                                               377,090
             9,000    Patterson-UTI Energy, Inc.                                                                             215,730
                                                                                                                             592,820
Oil Companies - Exploration and Production - 7.0%
             8,000    Anadarko Petroleum Corp.                                                                               584,320
             7,000    Apache Corp.                                                                                           394,030
            10,000    Cimarex Energy Co.*, #                                                                                 355,000
             6,200    Devon Energy Corp.                                                                                     280,054
             5,000    Houston Exploration Co.*                                                                               254,700
             9,000    Newfield Exploration Co.*                                                                              639,269
             6,000    Noble Energy, Inc.                                                                                     384,720
             5,500    Patina Oil & Gas Corp.                                                                                 211,200
             6,600    Pioneer Natural Resources Co.                                                                          268,356
             7,000    Stone Energy Corp.*                                                                                    314,580
             6,800    Unocal Corp.                                                                                           370,940
                                                                                                                           4,057,169
Oil Field Machinery and Equipment - 0.8%
             8,800    Cooper Cameron Corp.*                                                                                  483,472
Paper and Related Products - 2.2%
             6,600    Rayonier, Inc.                                                                                         331,716
            30,800    Smurfit-Stone Container Corp.*                                                                         403,788
            14,700    Temple-Inland, Inc.                                                                                    496,125
                                                                                                                           1,231,629
Pharmacy Services - 1.3%
            21,800    Omnicare, Inc.                                                                                         755,806
Photo Equipment and Supplies - 0.2%
             5,000    Eastman Kodak Co.                                                                                      125,000
Pipelines - 0.4%
             7,000    Western Gas Resources, Inc.                                                                            233,870
Property and Casualty Insurance - 0.3%
             3,000    Mercury General Corp.                                                                                  158,580
Publishing - Newspapers - 0.9%
            14,000    Tribune Co.                                                                                            540,400
Radio - 1.1%
            20,000    Cox Radio, Inc. - Class A*                                                                             314,400
            17,000    Westwood One, Inc.                                                                                     311,100
                                                                                                                             625,500
Reinsurance - 2.4%
               260    Berkshire Hathaway, Inc. - Class B*                                                                    727,483
             2,500    Everest Re Group, Ltd.                                                                                 205,500
            11,000    IPC Holdings, Ltd.                                                                                     413,930
                                                                                                                           1,346,913
REIT - Apartments - 0.6%
             4,500    Archstone-Smith Trust, Inc.                                                                            161,865
             4,000    Home Properties, Inc.                                                                                  167,400
                                                                                                                             329,265
REIT - Health Care - 0.7%
            15,000    Health Care Property Investors, Inc.                                                                   384,600
REIT - Office Property - 1.1%
             3,500    Alexandria Real Estate Equities, Inc.                                                                  240,870
            18,000    Trizec Properties, Inc.                                                                                359,820
                                                                                                                             600,690
REIT - Regional Malls - 0.8%
             7,600    Macerich Co.                                                                                           458,280
REIT - Shopping Centers - 0.7%
            18,000    Equity One, Inc.                                                                                       376,920
Retail - Apparel and Shoe - 0.7%
             6,900    AnnTaylor Stores Corp.*                                                                                168,981
             8,000    Talbots, Inc.                                                                                          204,400
                                                                                                                             373,381
Retail - Auto Parts - 0.4%
             4,000    Advance Auto Parts, Inc.*                                                                              213,400
Retail - Discount - 0.2%
            11,500    Big Lots, Inc.*                                                                                        117,070
Retail - Drug Store - 0.8%
             9,000    CVS Corp.                                                                                              464,220
Retail - Major Department Stores - 0.6%
            18,500    Saks, Inc.*                                                                                            315,240
Retail - Restaurants - 0.2%
             2,300    Wendy's International, Inc.                                                                             98,739
Retail - Toy Store - 0.3%
             7,600    Toys R Us, Inc.*                                                                                       192,660
Rubber - Tires - 0.7%
            22,000    Cooper Tire & Rubber Co.                                                                               383,900
Savings/Loan/Thrifts - 4.0%
            25,000    Astoria Financial Corp.                                                                                662,750
            13,000    Brookline Bancorp, Inc.                                                                                195,000
            17,000    Independence Community Bank Corp.                                                                      606,560
             3,500    People's Bank#                                                                                         145,355
            12,700    Provident Financial Services, Inc.                                                                     215,773
            20,000    Washington Federal, Inc.                                                                               445,800
                                                                                                                           2,271,238
Semiconductor Components/Integrated Circuits - 0.2%
            12,400    Integrated Device Technology, Inc.*                                                                    132,680
Steel - Producers - 0.3%
             5,300    Steel Dynamics, Inc.#                                                                                  144,054
Super-Regional Banks - 1.8%
            12,800    PNC Bank Corp.                                                                                         681,344
             4,600    SunTrust Banks, Inc.                                                                                   335,018
                                                                                                                           1,016,362
Telecommunication Equipment - 0.9%
            18,700    Andrew Corp.                                                                                           229,449
            34,200    Avaya, Inc.*                                                                                           296,856
                                                                                                                             526,305
Telephone - Integrated - 2.2%
             8,000    ALLTEL Corp.                                                                                           455,680
            21,000    CenturyTel, Inc.                                                                                       644,490
            13,100    IDT Corp.*                                                                                             176,326
                                                                                                                           1,276,496
Toys - 0.7%
            22,600    Mattel, Inc.                                                                                           407,930
Transportation - Railroad - 0.2%
             7,300    Kansas City Southern#                                                                                  138,116
Transportation - Services - 1.3%
            34,000    Laidlaw International, Inc.*                                                                           761,260
Transportation - Truck - 0.7%
            22,000    Werner Enterprises, Inc.                                                                               408,760
Wireless Equipment - 0.3%
            31,900    Wireless Facilities, Inc.*, #                                                                          168,751
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $43,009,312)                                                                                     44,685,071
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.1%
         1,156,969    State Street Navigator Securities Lending
                        Prime Portfolio +                                                                                  1,156,969
            17,988    U.S. Government Bonds +                                                                                 17,988
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $1,174,957)                                                                                   1,174,957
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 19.3%
       $11,000,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $11,002,741
                       collateralized by $22,014,123
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $11,220,070
                       (cost $11,000,000)                                                                                 11,000,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.2%
                        U.S. Treasury Bill
            95,000       2.83%, 7/21/05**  (cost $94,396)                                                                     94,406
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $55,278,665) - 100%                                                                        $56,954,434
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                             Value          % of Investment Securities
Bermuda                       $   996,520                       1.7%
Canada                            693,089                       1.2
Israel                            261,875                       0.5
Singapore                         223,000                       0.4
United States++                54,779,950                      96.2

Total                         $56,954,434                     100.0%
                              ===========               ===========

++ Includes Short-Term Securities and Other Securities (74.6% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of April 30, 2005

--------------------------------------------------------------------------------
Financial Futures - Long
32 Contracts               S&P Mid 400 (E-mini)
                              expires June 2004, principal
                              amount $2,028,645, value $2,029,760
                              cumulative appreciation.....................$1,115
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trust

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   $ 1,312,563
--------------------------------------------------------------------------------

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 31.4%
       $   500,000    Bryant Park Funding LLC, 3.03%, 7/6/05 (Section 4(2))                                              $   497,223
           500,000    Checkpoint Charlie, Inc., 3.09%, 8/24/05 (Section 4(2))                                                495,065
           500,000    Harrier Finance Funding, 3.01%, 7/6/05 (Section 4(2))                                                  497,241
           500,000    K2 (USA) LLC, 3.08%, 7/25/05 (144A)                                                                    496,388
           676,000    La Fayette Asset Securitization LLC, 2.95%, 5/11/05 (Section 4(2))                                     675,445
           500,000    Manhattan Asset Funding Company LLC, 3.02%, 6/20/05 (Section 4(2))                                     497,903
           500,000    Rhineland Funding Capital Corp., 3.00%, 6/6/05 (Section 4(2))                                          498,500
           600,000    Whistlejacket Capital, Ltd., 3.06%, 7/1405 (144A)                                                      596,225
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $4,253,990)                                                                                   4,253,990
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 45.0%
           650,000    Advocare of South Carolina, Inc., 3.06%, 6/1/17                                                        650,000
           520,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 3.18%, 10/1/19        520,000
           310,000    Breckenridge Terrace LLC, 3.1144%, 5/1/39                                                              310,000
           200,000    Capel, Inc., 3.11%, 9/1/09                                                                             200,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A, 3.1144%, 7/1/35      350,000
         1,740,000    Cunat Capital Corp., Series 1998-A, 3.32%, 12/1/28                                                   1,740,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 2.87%, 12/22/24                       190,000
           250,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.), Series A, 3.13%,
                      9/1/14                                                                                                 250,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project), Series B, 3.38%,
                      5/1/31                                                                                                 880,000
           345,000    Ohio State Higher Education Facilities Revenue, (Columbus College Project), Series 2003A, 3.20%,
                      9/1/07                                                                                                 345,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark), 3.27%, 4/1/20          160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc. Project), Series B
                      3.62%, 11/1/19                                                                                         300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue, 3.14%, 11/1/29              200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $6,095,000)                                                                                6,095,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 23.6%
         3,200,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $3,200,797
                       collateralized by $6,404,109
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $3,264,020
                       (cost $3,200,000)                                                                                   3,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $13,548,990) - 100.0%                                                                      $13,548,990
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

The interest rate on variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2005.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Aerospace and Defense - 2.9%
             2,100    Boeing Co.                                                                                         $   124,992
               600    General Dynamics Corp.                                                                                  63,030
             1,300    Lockheed Martin Corp.                                                                                   79,235
               900    Northrop Grumman Corp.                                                                                  49,356
             3,800    Raytheon Co.                                                                                           142,918
             1,500    Rockwell Collins, Inc.                                                                                  68,820
                                                                                                                             528,351
Aerospace and Defense - Equipment - 0.4%
               900    B.F. Goodrich Co.                                                                                       36,270
               300    United Technologies Corp.                                                                               30,516
                                                                                                                              66,786
Agricultural Operations - 1.1%
             3,300    Archer-Daniels-Midland Co.                                                                              59,367
             2,300    Monsanto Co.                                                                                           134,826
                                                                                                                             194,193
Airlines - 0.1%
               900    Southwest Airlines Co.                                                                                  13,392
Apparel Manufacturers - 0.6%
             1,100    Liz Claiborne, Inc.                                                                                     38,973
             1,100    V. F. Corp.                                                                                             62,249
                                                                                                                             101,222
Applications Software - 0.6%
               200    Intuit, Inc.*                                                                                            8,060
             4,200    Microsoft Corp.                                                                                        106,260
                                                                                                                             114,320
Athletic Footwear - 0.2%
               400    NIKE, Inc. - Class B                                                                                    30,724
Automotive - Medium and Heavy Duty Trucks - 0.2%
               600    PACCAR, Inc.                                                                                            40,740
Automotive - Truck Parts and Equipment - Original - 0%
               100    Johnson Controls, Inc.                                                                                   5,487
Beverages - Non-Alcoholic - 0.5%
               900    Coca-Cola Enterprises, Inc.                                                                             18,270
             1,000    Pepsi Bottling Group, Inc.                                                                              28,670
               800    PepsiCo, Inc.                                                                                           44,512
                                                                                                                              91,452
Beverages - Wine and Spirits - 0%
               100    Brown-Forman Corp. - Class B                                                                             5,550
Brewery - 0.1%
               300    Anheuser-Busch Companies, Inc.                                                                          14,061
               200    Molson Coors Brewing Co. - Class B                                                                      12,350
                                                                                                                              26,411
Building - Residential and Commercial - 0.1%
               400    KB Home                                                                                                 22,800
Building and Construction Products - Miscellaneous - 0.8%
             3,300    Masco Corp.                                                                                            103,917
               600    Vulcan Materials Co.                                                                                    31,824
                                                                                                                             135,741
Building Products - Air and Heating - 0.3%
             1,200    American Standard Companies, Inc.                                                                       53,652
Casino Hotels - 0.2%
               500    Harrah's Entertainment, Inc.                                                                            32,810
Cellular Telecommunications - 0.1%
               600    Nextel Communications, Inc. - Class A*                                                                  16,794
Chemicals - Diversified - 0.4%
               100    Dow Chemical Co.                                                                                         4,593
               100    E.I. du Pont de Nemours and Co.                                                                          4,711
               600    PPG Industries, Inc.*                                                                                   40,530
               500    Rohm & Haas Co.                                                                                         21,830
                                                                                                                              71,664
Chemicals - Specialty - 1.4%
               600    Ashland, Inc.                                                                                           40,344
             1,400    Eastman Chemical Co.                                                                                    75,600
             2,300    Ecolab, Inc.                                                                                            75,233
               600    Engelhard Corp.                                                                                         18,378
             1,900    Hercules, Inc.*                                                                                         25,137
               300    Sigma-Aldrich Corp.                                                                                     17,529
                                                                                                                             252,221
Coatings and Paint Products - 0.3%
             1,400    Sherwin-Williams Co.                                                                                    62,398
Commercial Banks - 5.5%
             2,300    AmSouth Bancorporation                                                                                  60,536
             5,600    BB&T Corp.                                                                                             219,576
             1,300    Compass Bancshares, Inc.                                                                                55,926
               100    First Horizon National Corp.                                                                             4,153
             1,200    M&T Bank Corp.                                                                                         124,140
               100    Marshall & Ilsley Corp.                                                                                  4,264
             2,500    North Fork Bancorporation, Inc.                                                                         70,375
             6,600    Regions Financial Corp.                                                                                221,033
             4,100    Synovus Financial Corp.                                                                                114,923
             1,400    Zions Bancorporation*                                                                                   98,042
                                                                                                                             972,968
Commercial Services - Finance - 0.4%
               100    Equifax, Inc.                                                                                            3,365
               900    Moody's Corp.                                                                                           73,926
                                                                                                                              77,291
Computer Aided Design - 0.5%
             3,000    Autodesk, Inc.                                                                                          95,490
Computer Services - 0.2%
               800    Computer Sciences Corp.*                                                                                34,784
               300    Electronic Data Systems Corp.                                                                            5,805
               100    SunGard Data Systems, Inc.*                                                                              3,340
                                                                                                                              43,929
Computers - 1.2%
             3,900    Apple Computer, Inc.                                                                                   140,634
             2,000    Dell, Inc.*                                                                                             69,660
                                                                                                                             210,294
Computers - Integrated Systems - 0.5%
             2,700    NCR Corp.*                                                                                              89,100
Computers - Memory Devices - 0.2%
             1,400    Network Appliance, Inc.*                                                                                37,282
Computers - Peripheral Equipment - 0.3%
               700    Lexmark International Group, Inc. - Class A*                                                            48,615
Consumer Products - Miscellaneous - 1.3%
             1,400    Clorox Co.                                                                                              88,620
               600    Fortune Brands, Inc.                                                                                    50,748
             1,400    Kimberly-Clark Corp.                                                                                    87,430
                                                                                                                             226,798
Containers - Metal and Glass - 0.3%
             1,300    Ball Corp.                                                                                              51,350
Containers - Paper and Plastic - 0.1%
               100    Bemis Company, Inc.                                                                                      2,756
               100    Pactiv Corp.*                                                                                            2,144
               100    Sealed Air Corp.*                                                                                        4,844
                                                                                                                               9,744
Cosmetics and Toiletries - 2.7%
               650    Alberto-Culver Co.                                                                                      28,925
             4,000    Avon Products, Inc.                                                                                    160,320
             3,100    Gillette Co.                                                                                           160,084
             2,500    Procter & Gamble Co.                                                                                   135,375
                                                                                                                             484,704
Cruise Lines - 0.3%
             1,000    Carnival Corp. (New York Shares)                                                                        48,880
Data Processing and Management - 1.0%
             1,300    Automatic Data Processing, Inc.                                                                         56,472
             3,200    First Data Corp.                                                                                       121,696
               100    VERITAS Software Corp.*                                                                                  2,059
                                                                                                                             180,227
Disposable Medical Products - 0.4%
             1,100    C.R. Bard, Inc.                                                                                         78,287
Distribution/Wholesale - 1.1%
             2,700    Genuine Parts Co.                                                                                      115,830
             1,600    W.W. Grainger, Inc.                                                                                     88,464
                                                                                                                             204,294
Diversified Operations - 4.9%
             1,000    3M Co.                                                                                                  76,470
               100    Cooper Industries, Ltd. - Class A                                                                        6,366
             2,400    Danaher Corp.                                                                                          121,512
               600    Eaton Corp.                                                                                             35,190
             6,600    General Electric Co.                                                                                   238,920
             2,000    Honeywell International, Inc.                                                                           71,520
               500    Illinois Tool Works, Inc.                                                                               41,910
               700    ITT Industries, Inc.                                                                                    63,322
             2,900    Leggett & Platt, Inc.                                                                                   78,184
               200    Parker Hannifin Corp.                                                                                   11,988
             1,400    Textron, Inc.                                                                                          105,490
             1,200    Tyco International, Ltd. (New York Shares)                                                              37,572
                                                                                                                             888,444
Diversified Operations-Commercial Services - 0%
               400    Cendant Corp.                                                                                            7,964
Drug Delivery Systems - 0%
               100    Hospira, Inc.*                                                                                           3,355
E-Commerce/Services - 0.7%
             4,200    eBay, Inc.*                                                                                            133,266
Electric - Generation - 0%
               400    AES Corp.                                                                                                6,432
Electric - Integrated - 5.1%
             1,300    Allegheny Energy, Inc.                                                                                  31,772
               400    Ameren Corp.                                                                                            20,680
               800    American Electric Power Company, Inc.                                                                   28,176
               200    Cinergy Corp.                                                                                            7,920
               300    CMS Energy Corp.                                                                                         3,876
               100    Consolidated Edison, Inc.                                                                                4,328
               200    Constellation Energy Group, Inc.                                                                        10,512
               800    Dominion Resources, Inc.                                                                                60,320
               300    DTE Energy Co.                                                                                          13,785
               600    Duke Energy Corp.                                                                                       17,514
             3,700    Edison International                                                                                   134,310
               400    Entergy Corp.                                                                                           29,320
             1,600    Exelon Corp.                                                                                            79,200
               700    FirstEnergy Corp.                                                                                       30,464
               200    FPL Group, Inc.                                                                                          8,164
             3,700    PG&E Corp.                                                                                             128,464
             1,200    Pinnacle West Capital Corp.                                                                             50,280
               200    PPL Corp.                                                                                               10,852
               900    Public Service Enterprise Group, Inc.                                                                   52,290
               500    Southern Co.                                                                                            16,475
               600    TECO Energy, Inc.                                                                                        9,966
             1,400    TXU Corp.                                                                                              120,106
             3,200    Xcel Energy, Inc.                                                                                       54,976
                                                                                                                             923,750
Electronic Components - Semiconductors - 0.2%
               900    Advanced Micro Devices, Inc.*                                                                           12,807
               100    Altera Corp.*                                                                                            2,073
               200    NVIDIA Corp.*                                                                                            4,388
               300    QLogic Corp.*                                                                                            9,972
                                                                                                                              29,240
Electronic Forms - 0.2%
               500    Adobe Systems, Inc.                                                                                     29,735
Electronics - Military - 0.1%
               300    L-3 Communications Holdings, Inc.                                                                       21,291
Engineering - Research and Development Services - 0.2%
               800    Fluor Corp.                                                                                             41,248
Engines - Internal Combustion - 0.3%
               700    Cummins, Inc.*                                                                                          47,600
Enterprise Software/Services - 0%
               200    Computer Associates International, Inc.                                                                  5,380
Entertainment Software - 0.2%
               600    Electronic Arts, Inc.*                                                                                  32,034
Fiduciary Banks - 0.2%
               900    Bank of New York Company, Inc.                                                                          25,146
               100    Northern Trust Corp.                                                                                     4,503
                                                                                                                              29,649
Filtration and Separations Products - 0.1%
               500    Pall Corp.                                                                                              13,415
Finance - Consumer Loans - 0.3%
             1,200    SLM Corp.                                                                                               57,168
Finance - Credit Card - 0.4%
             1,000    American Express Co.                                                                                    52,700
               100    Capital One Financial Corp.                                                                              7,089
               800    Providian Financial Corp.                                                                               13,336
                                                                                                                              73,125
Finance - Investment Bankers/Brokers - 1.4%
               100    Bear Stearns Companies, Inc.                                                                             9,466
               300    Charles Schwab Corp.                                                                                     3,105
             2,700    Citigroup, Inc.                                                                                        126,792
             3,148    JP Morgan Chase & Co.                                                                                  111,723
                                                                                                                             251,086
Finance - Mortgage Loan Banker - 0.6%
             2,800    Countrywide Financial Corp.                                                                            101,332
               100    Freddie Mac                                                                                              6,152
                                                                                                                             107,484
Financial Guarantee Insurance - 0.6%
               700    Ambac Financial Group, Inc.                                                                             46,795
             1,100    MGIC Investment Corp.                                                                                   64,900
                                                                                                                             111,695
Food - Confectionary - 1.3%
             1,900    Hershey Foods Corp.                                                                                    121,410
             1,600    Wm. Wrigley Jr. Co.                                                                                    110,608
                                                                                                                             232,018
Food - Diversified - 1.2%
             1,700    ConAgra Foods, Inc.                                                                                     45,475
               100    H.J. Heinz Co.                                                                                           3,685
               900    Kellogg Co.                                                                                             40,455
             1,800    McCormick & Company, Inc.                                                                               62,262
             3,100    Sara Lee Corp.                                                                                          66,309
                                                                                                                             218,186
Food - Retail - 0.1%
               900    Albertson's, Inc.                                                                                       17,811
               200    Safeway, Inc.*                                                                                           4,258
                                                                                                                              22,069
Food - Wholesale/Distribution - 0.1%
               300    Supervalu, Inc.                                                                                          9,468
Forestry - 0.5%
             2,000    Plum Creek Timber Company, Inc.                                                                         69,080
               300    Weyerhaeuser Co.*                                                                                       20,583
                                                                                                                              89,663
Gas - Distribution - 0.5%
               500    KeySpan Corp.                                                                                           18,965
               300    Nicor, Inc.                                                                                             11,091
             1,700    Sempra Energy Co.                                                                                       68,646
                                                                                                                              98,702
Health Care Cost Containment - 0.1%
               400    McKesson Corp.                                                                                          14,800
Home Decoration Products - 0.3%
             2,700    Newell Rubbermaid, Inc.                                                                                 58,671
Hotels and Motels - 1.4%
             2,200    Hilton Hotels Corp.                                                                                     48,026
             1,000    Marriott International, Inc. - Class A                                                                  62,750
             2,500    Starwood Hotels & Resorts Worldwide, Inc.                                                              135,850
                                                                                                                             246,626
Human Resources - 0.2%
             1,300    Robert Half International, Inc.                                                                         32,266
Identification Systems and Devices - 0.1%
               800    Symbol Technologies, Inc.                                                                               10,696
Industrial Automation and Robotics - 0.3%
             1,000    Rockwell Automation, Inc.                                                                               46,230
Industrial Gases - 0.2%
               500    Air Products and Chemicals, Inc.                                                                        29,365
               200    Praxair, Inc.                                                                                            9,366
                                                                                                                              38,731
Instruments - Scientific - 0.1%
               400    Waters Corp.*                                                                                           15,852
Insurance Brokers - 0.2%
             1,400    Aon Corp.                                                                                               29,190
Internet Security - 0.2%
             1,900    Symantec Corp.*                                                                                         35,682
Investment Management and Advisory Services - 0.3%
               200    Federated Investors, Inc. - Class B                                                                      5,690
               400    Franklin Resources, Inc.                                                                                27,472
               300    T. Rowe Price Group, Inc.                                                                               16,551
                                                                                                                              49,713
Leisure and Recreation Products - 0.3%
             1,200    Brunswick Corp.                                                                                         50,400
Life and Health Insurance - 1.3%
               500    AFLAC, Inc.                                                                                             20,325
             1,400    CIGNA Corp.                                                                                            128,772
               800    Lincoln National Corp.                                                                                  35,976
               100    Prudential Financial, Inc.                                                                               5,715
               500    Torchmark Corp.                                                                                         26,715
               700    UnumProvident Corp.                                                                                     11,704
                                                                                                                             229,207
Linen Supply and Related Items - 0%
               100    Cintas Corp.                                                                                             3,859
Medical - Biomedical and Genetic - 0.2%
               100    Amgen, Inc.*                                                                                             5,821
               600    Biogen Idec, Inc.*                                                                                      21,744
                                                                                                                              27,565
Medical - Drugs - 1.5%
               100    Abbott Laboratories                                                                                      4,916
               800    MedImmune, Inc.*                                                                                        20,296
               600    Merck & Company, Inc.                                                                                   20,340
             4,420    Pfizer, Inc.                                                                                           120,091
             3,500    Schering-Plough Corp.                                                                                   73,045
               500    Wyeth                                                                                                   22,470
                                                                                                                             261,158
Medical - HMO - 2.3%
             2,600    Aetna, Inc.                                                                                            190,762
             1,600    Humana, Inc.                                                                                            55,440
               900    UnitedHealth Group, Inc.                                                                                85,059
               700    WellPoint, Inc.*                                                                                        89,425
                                                                                                                             420,686
Medical - Nursing Homes - 0%
               200    Manor Care, Inc.                                                                                         6,670
Medical - Wholesale Drug Distributors - 0.2%
               500    AmerisourceBergen Corp.                                                                                 30,640
Medical Instruments - 1.4%
               400    Boston Scientific Corp.*                                                                                11,832
             1,300    Guidant Corp.                                                                                           96,304
               900    Medtronic, Inc.                                                                                         47,430
             2,600    St. Jude Medical, Inc.*                                                                                101,478
                                                                                                                             257,044
Medical Labs and Testing Services - 0.6%
               500    Laboratory Corporation of America Holdings*                                                             24,750
               800    Quest Diagnostics, Inc.                                                                                 84,640
                                                                                                                             109,390
Medical Products - 2.9%
             1,100    Baxter International, Inc.                                                                              40,810
             2,300    Becton, Dickinson and Co.                                                                              134,596
               200    Biomet, Inc.                                                                                             7,738
             2,600    Johnson & Johnson                                                                                      178,438
             1,300    Stryker Corp.                                                                                           63,115
             1,100    Zimmer Holdings, Inc.*                                                                                  89,562
                                                                                                                             514,259
Motorcycle and Motor Scooter Manufacturing - 0.2%
               800    Harley-Davidson, Inc.                                                                                   37,616
Multi-Line Insurance - 2.2%
             1,400    Allstate Corp.                                                                                          78,624
               500    American International Group, Inc.                                                                      25,425
               500    Hartford Financial Services Group, Inc.                                                                 36,185
             2,300    Loews Corp.                                                                                            163,024
             2,400    MetLife, Inc.                                                                                           93,360
               100    XL Capital, Ltd. - Class A                                                                               7,030
                                                                                                                             403,648
Multimedia - 0.5%
               100    McGraw-Hill Companies, Inc.                                                                              8,708
               100    Meredith Corp.                                                                                           4,700
             4,300    News Corporation, Inc. - Class A                                                                        65,704
               100    Viacom, Inc. - Class B                                                                                   3,462
                                                                                                                              82,574
Networking Products - 0.2%
             1,600    Cisco Systems, Inc.*                                                                                    27,648
Office Automation and Equipment - 0.3%
             1,200    Pitney Bowes, Inc.                                                                                      53,664
               300    Xerox Corp.*                                                                                             3,975
                                                                                                                              57,639
Office Supplies and Forms - 0.2%
               800    Avery Dennison Corp.                                                                                    41,880
Oil - Field Services - 1.1%
             1,300    Baker Hughes, Inc.                                                                                      57,356
               700    BJ Services Co.                                                                                         34,125
             1,700    Halliburton Co.                                                                                         70,703
               500    Schlumberger, Ltd. (New York Shares)                                                                    34,205
                                                                                                                             196,389
Oil and Gas Drilling - 0.5%
               400    Nabors Industries, Ltd.*                                                                                21,548
               100    Rowan Companies, Inc.                                                                                    2,653
             1,300    Transocean, Inc.*                                                                                       60,281
                                                                                                                              84,482
Oil Companies - Exploration and Production - 3.0%
               900    Anadarko Petroleum Corp.                                                                                65,736
               740    Apache Corp.                                                                                            41,655
             3,600    Burlington Resources, Inc.                                                                             174,996
             1,100    Devon Energy Corp.                                                                                      49,687
             2,300    EOG Resources, Inc.                                                                                    109,365
             1,000    Kerr-McGee Corp.                                                                                        77,600
               400    Unocal Corp.                                                                                            21,820
                                                                                                                             540,859
Oil Companies - Integrated - 4.7%
             1,400    Amerada Hess Corp.                                                                                     131,110
             1,700    ChevronTexaco Corp.                                                                                     88,400
             1,500    ConocoPhillips                                                                                         157,275
             5,500    Exxon Mobil Corp.                                                                                      313,665
               500    Marathon Oil Corp.                                                                                      23,285
             1,900    Occidental Petroleum Corp.                                                                             131,100
                                                                                                                             844,835
Oil Field Machinery and Equipment - 0%
               200    National-Oilwell Varco, Inc.*                                                                            7,948
Oil Refining and Marketing - 0.9%
               400    Sunoco, Inc.                                                                                            39,704
             1,700    Valero Energy Corp.                                                                                    116,501
                                                                                                                             156,205
Optical Supplies - 0.1%
               200    Bausch & Lomb, Inc.                                                                                     15,000
Paper and Related Products - 0.5%
               200    Georgia-Pacific Corp.*                                                                                   6,854
               100    International Paper Co.                                                                                  3,429
             2,300    MeadWestvaco Corp.                                                                                      67,735
               400    Temple-Inland, Inc.                                                                                     13,500
                                                                                                                              91,518
Pharmacy Services - 0%
               100    Caremark Rx, Inc.*                                                                                       4,005
                13    Medco Health Solutions, Inc.*                                                                              663
                                                                                                                               4,668
Photo Equipment and Supplies - 0.3%
             1,800    Eastman Kodak Co.                                                                                       45,000
Pipelines - 0.3%
               800    El Paso Corp.                                                                                            7,992
               500    Kinder Morgan, Inc.                                                                                     38,230
               200    Williams Companies, Inc.                                                                                 3,404
                                                                                                                              49,626
Printing - Commercial - 0.3%
             1,500    R.R. Donnelley & Sons Co.                                                                               49,365
Property and Casualty Insurance - 1.1%
               300    Chubb Corp.                                                                                             24,534
             1,100    Progressive Corp.                                                                                      100,397
             1,300    SAFECO Corp.                                                                                            68,471
               200    St. Paul Travelers Companies, Inc.                                                                       7,160
                                                                                                                             200,562
Publishing - Newspapers - 0.1%
               200    Gannett Company, Inc.                                                                                   15,400
REIT - Apartments - 1.1%
             1,500    Apartment Investment & Management Co.- Class A                                                          57,180
             2,300    Archstone-Smith Trust, Inc.                                                                             82,731
             1,900    Equity Residential Properties Trust                                                                     65,265
                                                                                                                             205,176
REIT - Office Property - 0.1%
               400    Equity Office Properties Trust                                                                          12,588
REIT - Regional Malls - 0.3%
               700    Simon Property Group, Inc.                                                                              46,249
REIT - Warehouse and Industrial - 0.2%
               800    ProLogis                                                                                                31,672
Retail - Apparel and Shoe - 0.6%
               200    Gap, Inc.                                                                                                4,270
             3,200    Limited, Inc.                                                                                           69,408
               700    Nordstrom, Inc.                                                                                         35,581
                                                                                                                             109,259
Retail - Auto Parts - 0%
               100    AutoZone, Inc.*                                                                                          8,300
Retail - Automobile - 0.1%
             1,300    Auto Nation, Inc.*                                                                                      23,751
Retail - Bedding - 0%
               100    Bed Bath & Beyond, Inc.*                                                                                 3,721
Retail - Building Products - 0.3%
             1,100    Home Depot, Inc.                                                                                        38,907
               200    Lowe's Companies, Inc.                                                                                  10,422
                                                                                                                              49,329
Retail - Consumer Electronics - 0%
               300    Circuit City Stores, Inc.                                                                                4,740
Retail - Discount - 1.5%
               600    Big Lots, Inc.*                                                                                          6,108
             2,400    Costco Wholesale Corp.                                                                                  97,392
             1,600    Dollar General Corp.                                                                                    32,560
             1,400    Target Corp.                                                                                            64,960
             1,500    Wal-Mart Stores, Inc.                                                                                   70,710
                                                                                                                             271,730
Retail - Drug Store - 0.7%
             1,400    CVS Corp.                                                                                               72,212
             1,100    Walgreen Co.                                                                                            47,366
                                                                                                                             119,578
Retail - Major Department Stores - 0.5%
             1,100    J.C. Penney Company, Inc.                                                                               52,151
               225    Sears Holdings Corp.*                                                                                   30,429
                                                                                                                              82,580
Retail - Office Supplies - 0%
               100    OfficeMax, Inc.                                                                                          3,248
               150    Staples, Inc.                                                                                            2,861
                                                                                                                               6,109
Retail - Regional Department Stores - 0.7%
             1,200    Dillard's, Inc. - Class A                                                                               27,924
               200    Federated Department Stores, Inc.                                                                       11,500
             1,800    Kohl's Corp.*                                                                                           85,680
                                                                                                                             125,104
Retail - Restaurants - 1.5%
               100    Darden Restaurants, Inc.                                                                                 3,000
             1,600    McDonald's Corp.                                                                                        46,896
             3,800    Starbucks Corp.*                                                                                       188,176
               800    Yum! Brands, Inc.                                                                                       37,568
                                                                                                                             275,640
Retail - Toy Store - 0.2%
             1,700    Toys R Us, Inc.*                                                                                        43,095
Rubber - Tires - 0.3%
               600    Cooper Tire & Rubber Co.                                                                                10,470
             3,300    Goodyear Tire & Rubber Co.                                                                              39,171
                                                                                                                              49,641
Savings/Loan/Thrifts - 0.5%
             1,200    Golden West Financial Corp.                                                                             74,796
               700    Sovereign Bancorp, Inc.                                                                                 14,399
                                                                                                                              89,195
Schools - 0.2%
               600    Apollo Group, Inc. - Class A*                                                                           43,272
Semiconductor Components/Integrated Circuits - 0.1%
               400    Linear Technology Corp.                                                                                 14,296
               100    Maxim Integrated Products, Inc.                                                                          3,740
                                                                                                                              18,036
Steel - Producers - 0.7%
             2,400    Nucor Corp.                                                                                            122,640
Steel - Specialty - 0.1%
               500    Allegheny Technologies, Inc.                                                                            11,200
Super-Regional Banks - 4.1%
             6,254    Bank of America Corp.                                                                                  281,680
             1,700    Comerica, Inc.                                                                                          97,342
             1,000    Huntington Bancshares, Inc.                                                                             23,510
               100    KeyCorp                                                                                                  3,316
             4,300    National City Corp.                                                                                    146,028
               200    SunTrust Banks, Inc.                                                                                    14,566
             1,400    U.S. Bancorp                                                                                            39,060
             1,434    Wachovia Corp.                                                                                          73,392
             1,100    Wells Fargo & Co.                                                                                       65,934
                                                                                                                             744,828
Telecommunication Equipment - 0.1%
               500    Comverse Technology, Inc.*                                                                              11,395
Telephone - Integrated - 2.1%
               800    ALLTEL Corp.                                                                                            45,568
               900    AT&T Corp.                                                                                              17,217
               500    BellSouth Corp.                                                                                         13,245
             2,000    CenturyTel, Inc.                                                                                        61,380
             4,500    Citizens Communications Co.                                                                             57,375
             1,700    SBC Communications, Inc.*                                                                               40,460
               200    Sprint Corp.                                                                                             4,452
             3,800    Verizon Communications, Inc.                                                                           136,040
                                                                                                                             375,737
Therapeutics - 0%
               200    Gilead Sciences, Inc.*                                                                                   7,420
Tobacco - 1.1%
               200    Altria Group, Inc.                                                                                      12,998
             1,300    Reynolds American, Inc.                                                                                101,361
             1,700    UST, Inc.                                                                                               77,860
                                                                                                                             192,219
Tools - Hand Held - 0.8%
             1,300    Black & Decker Corp.                                                                                   108,719
               300    Snap-On, Inc.                                                                                            9,951
               700    Stanley Works                                                                                           30,121
                                                                                                                             148,791
Transportation - Railroad - 1.9%
             3,000    Burlington Northern Santa Fe Corp.                                                                     144,750
             1,200    CSX Corp.                                                                                               48,156
             3,800    Norfolk Southern Corp.                                                                                 119,320
               400    Union Pacific Corp.                                                                                     25,572
                                                                                                                             337,798
Transportation - Services - 1.6%
             1,700    FedEx Corp.                                                                                            144,415
             1,100    Ryder System, Inc.                                                                                      40,623
             1,400    United Parcel Service, Inc. - Class B                                                                   99,834
                                                                                                                             284,872
Travel Services - 0.1%
               700    Sabre Group Holdings, Inc.                                                                              13,692
Web Portals/Internet Service Providers - 0.7%
             3,600    Yahoo!, Inc.*                                                                                          124,236
Wireless Equipment - 0.6%
               300    Motorola, Inc.                                                                                           4,602
             3,200    QUALCOMM, Inc.                                                                                         111,648
                                                                                                                             116,250
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $16,252,064)                                                                                     17,761,468
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.1%
       $   200,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $200,050
                       collateralized by $400,257
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $204,001
                       (cost $200,000)                                                                                       200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,452,064) - 100%                                                                        $17,961,468
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                             Value          % of Investment Securities
Bermuda                       $    65,486                       0.3%
Cayman Islands                     67,311                       0.4
Netherlands                        34,205                       0.2
Panama                             48,880                       0.3
United States++                17,745,586                      98.8

Total                         $17,961,468                     100.0%
                              ===========               ===========

++ Includes Short-Term Securities (97.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trust

*     Non-income-producing security.

Janus Adviser Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.7%
Advertising Sales - 0.2%
             3,700    Lamar Advertising Co.*                                                                             $   138,306
Advertising Services - 0.2%
             1,400    Getty Images, Inc.*                                                                                    100,170
Aerospace and Defense - 1.8%
            10,300    Boeing Co.                                                                                             613,056
             2,200    General Dynamics Corp.                                                                                 231,110
             6,700    Rockwell Collins, Inc.                                                                                 307,396
                                                                                                                           1,151,562
Aerospace and Defense - Equipment - 0.7%
               400    Alliant Techsystems, Inc.*                                                                              27,672
             3,100    United Defense Industries, Inc.                                                                        229,338
             1,900    United Technologies Corp.                                                                              193,268
                                                                                                                             450,278
Airlines - 0.4%
             6,000    JetBlue Airways Corp.*                                                                                 120,300
             7,500    Southwest Airlines Co.                                                                                 111,600
                                                                                                                             231,900
Apparel Manufacturers - 0.2%
             4,100    Coach, Inc.*                                                                                           109,880
               400    Polo Ralph Lauren Corp.                                                                                 14,040
                                                                                                                             123,920
Applications Software - 1.9%
             2,100    Intuit, Inc.*                                                                                           84,630
            45,400    Microsoft Corp.                                                                                      1,148,620
               300    NAVTEQ Corp.*                                                                                           10,926
             2,000    Siebel Systems, Inc.*                                                                                   18,000
                                                                                                                           1,262,176
Athletic Footwear - 0.3%
             2,700    NIKE, Inc. - Class B                                                                                   207,387
Audio and Video Products - 0.3%
             2,400    Harman International Industries, Inc.                                                                  188,592
Automotive - Truck Parts and Equipment - Original - 0.1%
               300    Borg-Warner Automotive, Inc.                                                                            13,716
               800    Johnson Controls, Inc.                                                                                  43,896
                                                                                                                              57,612
Batteries and Battery Systems - 0.1%
             1,100    Energizer Holdings, Inc.*                                                                               62,667
Beverages - Non-Alcoholic - 1.5%
             5,400    Coca-Cola Co.                                                                                          234,576
             9,700    Pepsi Bottling Group, Inc.                                                                             278,099
             8,000    PepsiCo, Inc.                                                                                          445,120
                                                                                                                             957,795
Brewery - 0.4%
             5,800    Anheuser-Busch Companies, Inc.                                                                         271,846
Broadcast Services and Programming - 0.1%
             5,100    Liberty Media Corp. - Class A*                                                                          51,204
Building - Residential and Commercial - 1.0%
               900    Hovnanian Enterprises, Inc.*                                                                            45,693
               200    KB Home                                                                                                 11,400
               720    M.D.C. Holdings, Inc.                                                                                   47,074
               500    NVR, Inc.*                                                                                             359,175
               200    Pulte Homes, Inc.                                                                                       14,290
               800    Ryland Group, Inc.                                                                                      49,120
             2,000    Toll Brothers, Inc.*                                                                                   151,600
                                                                                                                             678,352
Building Products - Air and Heating - 0.6%
             9,000    American Standard Companies, Inc.                                                                      402,390
Building Products - Cement and Aggregate - 0.1%
               600    Florida Rock Industries, Inc.                                                                           34,848
Cable Television - 0.3%
               700    Cablevision Systems New York Group - Class A*                                                           18,165
             3,475    DIRECTV Group, Inc.                                                                                     49,067
             3,500    Liberty Media International, Inc. - Class A*                                                           145,145
                                                                                                                             212,377
Casino Hotels - 0.6%
             2,500    Harrah's Entertainment, Inc.                                                                           164,050
             1,300    MGM Mirage                                                                                              90,753
             1,300    Station Casinos, Inc.                                                                                   83,889
               800    Wynn Resorts, Ltd.*                                                                                     42,352
                                                                                                                             381,044
Casino Services - 0.2%
             4,000    International Game Technology                                                                          107,560
Cellular Telecommunications - 0.3%
             1,300    N.I.I. Holdings, Inc.*                                                                                  65,091
               800    Nextel Communications, Inc. - Class A*                                                                  22,392
               600    Nextel Partners, Inc. - Class A*                                                                        14,112
             1,700    Western Wireless Corp. - Class A*                                                                       66,623
                                                                                                                             168,218
Chemicals - Diversified - 0.1%
             1,400    Dow Chemical Co.                                                                                        64,302
Chemicals - Specialty - 0.8%
            12,700    Ecolab, Inc.                                                                                           415,417
             1,700    Sigma-Aldrich Corp.                                                                                     99,331
                                                                                                                             514,748
Coal - 0.1%
               900    CONSOL Energy, Inc.                                                                                     38,916
Coatings and Paint Products - 0.0%
               500    Sherwin-Williams Co.                                                                                    22,285
Commercial Banks - 2.2%
               900    Commerce Bancorp, Inc.                                                                                  25,191
             8,600    North Fork Bancorporation, Inc.                                                                        242,090
            19,800    Synovus Financial Corp.                                                                                554,994
            15,600    TCF Financial Corp.                                                                                    394,524
             9,600    UCBH Holdings, Inc.                                                                                    151,008
               500    Valley National Bancorp                                                                                 12,395
                                                                                                                           1,380,202
Commercial Services - 1.5%
             4,600    Alliance Data Systems Corp.*                                                                           185,840
             7,900    ChoicePoint, Inc.*                                                                                     311,813
             5,750    Iron Mountain, Inc.*                                                                                   170,775
                45    PHH Corp.*                                                                                               1,006
            15,500    ServiceMaster Co.                                                                                      198,865
             2,700    Weight Watchers International, Inc.*                                                                   112,725
                                                                                                                             981,024
Commercial Services - Finance - 0.7%
             2,200    Equifax, Inc.                                                                                           74,030
               400    H&R Block, Inc.                                                                                         19,924
             4,800    Moody's Corp.                                                                                          394,272
                                                                                                                             488,226
Communications Software - 0.2%
             3,000    Avid Technology, Inc.*                                                                                 148,530
Computer Aided Design - 0.8%
            15,600    Autodesk, Inc.                                                                                         496,548
Computer Graphics - 0.3%
             4,700    Pixar*                                                                                                 214,978
Computer Services - 0.7%
               200    Affiliated Computer Services, Inc. - Class A*                                                            9,534
             6,400    Cognizant Technology Solutions Corp.*                                                                  268,864
             3,500    DST Systems, Inc.*                                                                                     158,900
               900    Reynolds and Reynolds Co.                                                                               23,733
               300    SunGard Data Systems, Inc.*                                                                             10,020
                                                                                                                             471,051
Computers - 1.3%
            13,700    Apple Computer, Inc.*                                                                                  494,022
             7,900    Dell, Inc.*                                                                                            275,157
             1,300    IBM Corp.                                                                                               99,294
                                                                                                                             868,473
Computers - Integrated Systems - 0.3%
             1,600    Jack Henry & Associates, Inc.                                                                           27,504
             5,800    NCR Corp.*                                                                                             191,400
                                                                                                                             218,904
Computers - Memory Devices - 0.4%
               800    EMC Corp.                                                                                               10,496
             4,400    Network Appliance, Inc.*                                                                               117,172
             3,900    SanDisk Corp.*                                                                                          92,430
             1,100    Western Digital Corp.*                                                                                  13,959
                                                                                                                             234,057
Computers - Peripheral Equipment - 0.3%
             2,600    Lexmark International Group, Inc. - Class A*                                                           180,570
Consulting Services - 0.4%
             3,600    Corporate Executive Board Co.                                                                          236,628
Consumer Products - Miscellaneous - 1.1%
             5,000    Clorox Co.                                                                                             316,500
               600    Fortune Brands, Inc.                                                                                    50,748
             5,700    Kimberly-Clark Corp.                                                                                   355,965
                                                                                                                             723,213
Containers - Metal and Glass - 0.3%
             4,200    Ball Corp.                                                                                             165,900
Containers - Paper and Plastic - 0.2%
             2,600    Pactiv Corp.*                                                                                           55,744
               900    Sealed Air Corp.*                                                                                       43,596
                                                                                                                              99,340
Cosmetics and Toiletries - 3.2%
               400    Alberto-Culver Co.                                                                                      17,800
            11,300    Avon Products, Inc.                                                                                    452,904
               300    Colgate-Palmolive Co.                                                                                   14,937
             2,600    Estee Lauder Companies, Inc. - Class A                                                                  99,866
            14,500    Gillette Co.                                                                                           748,780
               500    International Flavors & Fragrances, Inc.*                                                               18,950
            12,700    Procter & Gamble Co.                                                                                   687,705
                                                                                                                           2,040,942
Data Processing and Management - 1.8%
             3,700    Acxiom Corp.                                                                                            70,300
             6,800    Automatic Data Processing, Inc.                                                                        295,392
             2,100    Certegy, Inc.                                                                                           76,503
             2,000    Dun & Bradstreet Corp.*                                                                                124,880
            11,300    First Data Corp.                                                                                       429,739
               100    Global Payments, Inc.                                                                                    6,476
             2,400    SEI Investments Co.                                                                                     78,744
             3,300    VERITAS Software Corp.*                                                                                 67,947
                                                                                                                           1,149,981
Dental Supplies and Equipment - 0.8%
             7,700    Dentsply International, Inc.                                                                           420,882
             2,300    Patterson Companies, Inc.*                                                                             116,265
                                                                                                                             537,147
Diagnostic Equipment - 0.0%
               500    Gen-Probe, Inc.*                                                                                        25,095
Diagnostic Kits - 0.0%
               100    Dade Behring Holdings, Inc.                                                                              6,167
Dialysis Centers - 0.2%
             1,000    Davita, Inc.*                                                                                           40,300
             2,100    Renal Care Group, Inc.*                                                                                 80,115
                                                                                                                             120,415
Direct Marketing - 0.1%
             2,900    Harte-Hanks Communications, Inc.                                                                        82,650
Disposable Medical Products - 0.8%
             7,600    C.R. Bard, Inc.                                                                                        540,892
Distribution/Wholesale - 0.3%
             1,000    CDW Corp.                                                                                               54,690
             1,900    Fastenal Co.                                                                                           101,764
               800    Hughes Supply, Inc.                                                                                     20,880
               600    Ingram Micro, Inc. - Class A*                                                                            9,996
               600    W.W. Grainger, Inc.                                                                                     33,174
                                                                                                                             220,504
Diversified Operations - 7.0%
             8,300    3M Co.                                                                                                 634,701
               800    Brink's Co.                                                                                             25,808
            14,200    Danaher Corp.                                                                                          718,946
            55,000    General Electric Co.                                                                                 1,990,999
             5,100    Illinois Tool Works, Inc.                                                                              427,482
             3,100    ITT Industries, Inc.                                                                                   280,426
             7,900    Leggett & Platt, Inc.                                                                                  212,984
             3,500    Roper Industries, Inc.                                                                                 236,845
                                                                                                                           4,528,191
Diversified Operations-Commercial Services - 0.0%
               900    Cendant Corp.                                                                                           17,919
E-Commerce/Services - 0.5%
            11,300    eBay, Inc.*                                                                                            358,549
Electric - Generation - 0.0%
               600    AES Corp.                                                                                                9,648
Electric - Integrated - 0.0%
             1,000    Allegheny Energy, Inc.*                                                                                 24,440
Electric Products - Miscellaneous - 0.4%
             4,700    AMETEK, Inc.                                                                                           177,989
               400    Emerson Electric Co.                                                                                    25,068
             3,200    Molex, Inc.                                                                                             81,312
                                                                                                                             284,369
Electronic Components - Semiconductors - 1.1%
             5,600    Advanced Micro Devices, Inc.*                                                                           79,688
             3,500    Altera Corp.*                                                                                           72,555
             5,000    Cree, Inc.*                                                                                            120,950
             9,900    Intel Corp.                                                                                            232,848
               300    International Rectifier Corp.*                                                                          12,762
               700    National Semiconductor Corp.                                                                            13,356
             1,200    NVIDIA Corp.*                                                                                           26,328
             2,600    PMC-Sierra, Inc.*                                                                                       20,956
             2,400    QLogic Corp.*                                                                                           79,776
             1,000    Rambus, Inc.*                                                                                           14,220
             1,600    Semtech Corp.*                                                                                          27,024
               500    Xilinx, Inc.                                                                                            13,470
                                                                                                                             713,933
Electronic Forms - 0.2%
             2,200    Adobe Systems, Inc.                                                                                    130,834
Electronic Measuring Instruments - 0.1%
             3,400    FLIR Systems, Inc.*                                                                                     90,440
Electronics - Military - 0.3%
             2,800    L-3 Communications Holdings, Inc.                                                                      198,716
Engineering - Research and Development Services - 0.1%
             1,800    Fluor Corp.                                                                                             92,808
Entertainment Software - 0.3%
             4,966    Activision, Inc.*                                                                                       71,808
             2,700    Electronic Arts, Inc.*                                                                                 144,153
                                                                                                                             215,961
Fiduciary Banks - 0.5%
             7,600    Bank of New York Company, Inc.                                                                         212,344
               800    Mellon Financial Corp.                                                                                  22,152
             1,400    Northern Trust Corp.                                                                                    63,042
                                                                                                                             297,538
Filtration and Separations Products - 0.3%
             6,500    Donaldson Company, Inc.                                                                                193,375
             1,200    Pall Corp.                                                                                              32,196
                                                                                                                             225,571
Finance - Consumer Loans - 0.4%
             5,100    SLM Corp.                                                                                              242,964
Finance - Credit Card - 0.1%
               500    American Express Co.                                                                                    26,350
             2,400    MBNA Corp.                                                                                              47,400
               700    Providian Financial Corp.                                                                               11,669
                                                                                                                              85,419
Finance - Investment Bankers/Brokers - 0.1%
             4,600    Charles Schwab Corp.                                                                                    47,610
               200    Legg Mason, Inc.                                                                                        14,172
                                                                                                                              61,782
Finance - Mortgage Loan Banker - 0.3%
            10,250    Doral Financial Corp.                                                                                  144,013
               100    Fannie Mae                                                                                               5,395
             1,100    Freddie Mac                                                                                             67,672
                                                                                                                             217,080
Finance - Other Services - 1.0%
             3,400    Chicago Mercantile Exchange Holdings, Inc.                                                             664,768
Financial Guarantee Insurance - 0.5%
             2,900    Ambac Financial Group, Inc.                                                                            193,865
             3,400    Radian Group, Inc.                                                                                     151,062
                                                                                                                             344,927
Food - Confectionary - 1.7%
            10,500    Hershey Foods Corp.                                                                                    670,950
             6,500    Wm. Wrigley Jr. Co.                                                                                    449,345
                                                                                                                           1,120,295
Food - Diversified - 1.9%
               800    H.J. Heinz Co.                                                                                          29,480
             7,000    Kellogg Co.                                                                                            314,650
            11,400    McCormick & Company, Inc.                                                                              394,326
            24,400    Sara Lee Corp.                                                                                         521,916
                                                                                                                           1,260,372
Food - Retail - 0.5%
             3,200    Whole Foods Market, Inc.                                                                               319,104
Food - Wholesale/Distribution - 0.1%
             2,800    Sysco Corp.                                                                                             96,880
Footwear and Related Apparel - 0.0%
               400    Timberland Co. - Class A                                                                                27,620
Gold Mining - 0.1%
             2,000    Newmont Mining Corp.                                                                                    75,940
Hazardous Waste Disposal - 0.0%
               200    Stericycle, Inc.*                                                                                        9,734
Health Care Cost Containment - 0.1%
             1,900    McKesson Corp.                                                                                          70,300
Home Decoration Products - 0.0%
               600    Newell Rubbermaid, Inc.                                                                                 13,038
Hospital Beds and Equipment - 0.0%
               200    Kinetic Concepts, Inc.*                                                                                 12,290
Hotels and Motels - 1.2%
             8,800    Hilton Hotels Corp.                                                                                    192,104
             4,400    Marriott International, Inc. - Class A                                                                 276,100
             5,700    Starwood Hotels & Resorts Worldwide, Inc.                                                              309,738
                                                                                                                             777,942
Human Resources - 0.2%
             6,500    Robert Half International, Inc.                                                                        161,330
Identification Systems and Devices - 0.1%
             2,600    Symbol Technologies, Inc.                                                                               34,762
Industrial Automation and Robotics - 0.2%
             2,300    Rockwell Automation, Inc.                                                                              106,329
Industrial Gases - 0.1%
             2,000    Praxair, Inc.                                                                                           93,660
Instruments - Controls - 0.1%
             1,200    Mettler-Toledo International, Inc.*                                                                     55,020
Instruments - Scientific - 0.4%
             2,284    Fisher Scientific International, Inc.                                                                  135,624
             3,800    Waters Corp.*                                                                                          150,594
                                                                                                                             286,218
Insurance Brokers - 0.3%
             1,000    Arthur J. Gallagher & Co.                                                                               27,840
             3,600    Brown & Brown, Inc.                                                                                    157,500
                                                                                                                             185,340
Internet Content - Info/News - 0.0%
               400    Ask Jeeves, Inc.*                                                                                       10,876
Internet Security - 1.0%
               200    CheckFree Corp.*                                                                                         7,336
             2,000    McAfee, Inc.*                                                                                           41,820
            28,000    Symantec Corp.*                                                                                        525,840
             1,800    VeriSign, Inc.*                                                                                         47,628
                                                                                                                             622,624
Investment Companies - 0.0%
               100    American Capital Strategies, Ltd.                                                                        3,198
Investment Management and Advisory Services - 0.4%
               500    BlackRock, Inc.                                                                                         37,480
             5,700    Eaton Vance Corp.                                                                                      133,551
               800    Federated Investors, Inc. - Class B                                                                     22,760
               700    Franklin Resources, Inc.                                                                                48,076
               100    T. Rowe Price Group, Inc.                                                                                5,517
               500    Waddell & Reed Financial, Inc. - Class A                                                                 8,705
                                                                                                                             256,089
Leisure and Recreation Products - 0.2%
             2,600    Brunswick Corp.                                                                                        109,200
Life and Health Insurance - 0.4%
             6,200    AFLAC, Inc.                                                                                            252,030
               600    Prudential Financial, Inc.                                                                              34,290
                                                                                                                             286,320
Linen Supply and Related Items - 0.1%
             2,100    Cintas Corp.                                                                                            81,039
Machinery - Print Trade - 0.1%
               975    Zebra Technologies Corp. - Class A*                                                                     46,566
Machinery - Pumps - 0.4%
             8,400    Graco, Inc.                                                                                            283,668
Medical - Biomedical and Genetic - 0.5%
               376    Amgen, Inc.*                                                                                            21,887
             3,900    Biogen Idec, Inc.*                                                                                     141,336
               700    Charles River Laboratories International, Inc.*                                                         33,159
             1,300    Genentech, Inc.*                                                                                        92,222
               900    Nektar Therapeutics*                                                                                    12,834
                                                                                                                             301,438
Medical - Drugs - 3.5%
               100    Abbott Laboratories                                                                                      4,916
               200    Eli Lilly and Co.                                                                                       11,694
             3,300    MedImmune, Inc.*                                                                                        83,721
             1,500    Merck & Company, Inc.                                                                                   50,850
             2,300    OSI Pharmaceuticals, Inc.*                                                                             108,871
            48,060    Pfizer, Inc.                                                                                         1,305,790
            25,300    Schering-Plough Corp.                                                                                  528,011
             2,600    Wyeth                                                                                                  116,844
                                                                                                                           2,210,697
Medical - Generic Drugs - 0.1%
               500    Barr Pharmaceuticals, Inc.*                                                                             25,930
               900    IVAX Corp.                                                                                              17,010
                                                                                                                              42,940
Medical - HMO - 2.6%
             5,500    Aetna, Inc.                                                                                            403,535
             2,600    Conventry Health Care, Inc.*                                                                           177,918
               200    PacifiCare Health Systems, Inc.*                                                                        11,952
             7,485    UnitedHealth Group, Inc.                                                                               707,407
             2,800    WellPoint, Inc.*                                                                                       357,700
                                                                                                                           1,658,512
Medical - Hospitals - 0.3%
               400    Community Health Care Corp.*                                                                            14,580
               400    HCA, Inc.                                                                                               22,336
               600    Health Management Associates, Inc. - Class A                                                            14,838
             1,300    Triad Hospitals, Inc.*                                                                                  66,625
             1,400    Universal Health Services, Inc. - Class B                                                               79,436
                                                                                                                             197,815
Medical - Nursing Homes - 0.1%
             1,800    Manor Care, Inc.                                                                                        60,030
Medical - Outpatient and Home Medical Care - 0.4%
             5,900    Lincare Holdings, Inc.*                                                                                251,812
Medical - Wholesale Drug Distributors - 0.2%
             2,600    AmerisourceBergen Corp.                                                                                159,328
Medical Information Systems - 0.0%
               900    IMS Health, Inc.                                                                                        21,582
Medical Instruments - 1.6%
             3,000    Beckman Coulter, Inc.                                                                                  200,130
             1,400    Boston Scientific Corp.*                                                                                41,412
             1,600    Edwards Lifesciences Corp.*                                                                             70,464
             3,600    Guidant Corp.                                                                                          266,688
             3,200    Medtronic, Inc.                                                                                        168,640
             7,100    St. Jude Medical, Inc.                                                                                 277,113
                                                                                                                           1,024,447
Medical Labs and Testing Services - 1.1%
               100    Covance, Inc.*                                                                                           4,564
             6,600    Laboratory Corporation of America Holdings*                                                            326,700
             3,700    Quest Diagnostics, Inc.                                                                                391,460
                                                                                                                             722,724
Medical Products - 4.2%
             6,500    Baxter International, Inc.                                                                             241,150
             8,000    Becton, Dickinson and Co.                                                                              468,160
             1,300    Biomet, Inc.                                                                                            50,297
               900    INAMED Corp.*                                                                                           54,756
            14,200    Johnson & Johnson                                                                                      974,545
             4,500    Stryker Corp.                                                                                          218,475
             1,300    Varian Medical Systems, Inc.                                                                            43,862
             7,500    Zimmer Holdings, Inc.*                                                                                 610,650
                                                                                                                           2,661,895
Metal - Diversified - 0.0%
               100    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           3,466
Metal Processors and Fabricators - 0.5%
             3,600    Precision Castparts Corp.                                                                              265,176
               600    Timken Co.                                                                                              14,904
             3,400    Worthington Industries, Inc.                                                                            55,284
                                                                                                                             335,364
Motorcycle and Motor Scooter Manufacturing - 0.5%
             7,600    Harley-Davidson, Inc.                                                                                  357,352
Multi-Line Insurance - 0.4%
             5,000    American International Group, Inc.                                                                     254,250
               300    Unitrin, Inc.                                                                                           13,650
                                                                                                                             267,900
Multimedia - 0.7%
             2,600    E.W. Scripps Co. - Class A                                                                             132,418
             2,300    McGraw-Hill Companies, Inc.                                                                            200,284
             1,100    Meredith Corp.                                                                                          51,700
               500    Time Warner, Inc.*                                                                                       8,405
             1,000    Viacom, Inc. - Class B                                                                                  34,620
               400    Walt Disney Co.                                                                                         10,560
                                                                                                                             437,987
Networking Products - 0.2%
             6,500    Cisco Systems, Inc.*                                                                                   112,320
               402    Juniper Networks, Inc.*                                                                                  9,081
                                                                                                                             121,401
Non-Hazardous Waste Disposal - 0.0%
               900    Waste Management, Inc.                                                                                  25,641
Office Automation and Equipment - 0.4%
             6,100    Pitney Bowes, Inc.                                                                                     272,792
Office Furnishings - Original - 0.1%
             1,900    HNI, Corp.                                                                                              96,254
Office Supplies and Forms - 0.4%
             4,500    Avery Dennison Corp.                                                                                   235,575
Oil - Field Services - 1.0%
             6,200    Baker Hughes, Inc.                                                                                     273,544
             3,900    BJ Services Co.                                                                                        190,125
             5,100    Halliburton Co.                                                                                        212,109
                                                                                                                             675,778
Oil and Gas Drilling - 0.4%
             2,900    Diamond Offshore Drilling, Inc.                                                                        127,919
             1,500    Patterson-UTI Energy, Inc.                                                                              35,955
             1,600    Pride International, Inc.*                                                                              35,680
             2,100    Rowan Companies, Inc.                                                                                   55,713
                                                                                                                             255,267
Oil Companies - Exploration and Production - 0.8%
             3,300    Burlington Resources, Inc.                                                                             160,413
               700    Newfield Exploration Co.*                                                                               49,721
             9,754    XTO Energy, Inc.                                                                                       294,278
                                                                                                                             504,412
Oil Field Machinery and Equipment - 1.0%
               600    Cooper Cameron Corp.*                                                                                   32,964
             4,800    FMC Technologies, Inc.*                                                                                145,584
             1,100    Grant Prideco, Inc.*                                                                                    24,365
               936    National-Oilwell Varco, Inc.*                                                                           37,197
             6,800    Smith International, Inc.                                                                              395,624
                                                                                                                             635,734
Pharmacy Services - 0.4%
             6,766    Caremark Rx, Inc.*                                                                                     270,979
               325    Medco Health Solutions, Inc.*                                                                           16,565
                                                                                                                             287,544
Pipelines - 0.0%
               400    Kinder Morgan, Inc.                                                                                     30,584
Property and Casualty Insurance - 0.3%
               400    Markel Corp.*                                                                                          137,240
               900    Progressive Corp.                                                                                       82,143
                                                                                                                             219,383
Publishing - Books - 0.2%
             4,300    John Wiley & Sons, Inc. - Class A                                                                      155,488
Publishing - Newspapers - 0.4%
               300    Washington Post Co. - Class B                                                                          259,275
Racetracks - 0.0%
               200    International Speedway Corp. - Class A                                                                  10,640
Real Estate Operating/Development - 0.5%
             4,800    St. Joe Co.                                                                                            334,032
Recreational Vehicles - 0.4%
             5,100    Polaris Industries, Inc.                                                                               293,556
REIT - Regional Malls - 0.2%
               700    CBL & Associates Properties, Inc.                                                                       54,159
               400    General Growth Properties, Inc.                                                                         15,644
               900    Mills Corp.                                                                                             51,426
                                                                                                                             121,229
REIT - Shopping Centers - 0.4%
             2,200    Regency Centers Corp.                                                                                  115,830
             4,500    Weingarten Realty Investors                                                                            162,045
                                                                                                                             277,875
REIT - Warehouse and Industrial - 0.1%
             3,500    Catellus Development Corp.                                                                              96,950
Rental Auto/Equipment - 0.0%
               600    Rent-A-Center, Inc.*                                                                                    14,424
Research and Development - 0.1%
             1,000    Pharmaceutical Product Development, Inc.*                                                               45,380
Respiratory Products - 0.1%
               800    Respironics, Inc.*                                                                                      50,552
Retail - Apparel and Shoe - 1.2%
             3,700    Abercrombie & Fitch Co. - Class A                                                                      199,615
             6,900    American Eagle Outfitters, Inc.                                                                        180,918
             3,200    Chico's FAS, Inc.*                                                                                      82,016
             2,200    Claire's Stores, Inc.                                                                                   48,004
               300    Gap, Inc.                                                                                                6,405
             2,200    Limited, Inc.                                                                                           47,718
               200    Nordstrom, Inc.                                                                                         10,166
               400    Pacific Sunwear of California, Inc.*                                                                     9,044
             4,700    Urban Outfitters, Inc.*                                                                                208,210
                                                                                                                             792,096
Retail - Arts and Crafts - 0.3%
             6,500    Michaels Stores, Inc.                                                                                  215,800
Retail - Auto Parts - 0.3%
             1,900    Advance Auto Parts, Inc.*                                                                              101,365
               800    AutoZone, Inc.*                                                                                         66,400
               900    O'Reilly Automotive, Inc.*                                                                              46,188
                                                                                                                             213,953
Retail - Automobile - 0.1%
             1,300    CarMax, Inc.*                                                                                           35,464
Retail - Bedding - 0.1%
             2,600    Bed Bath & Beyond, Inc.*                                                                                96,746
Retail - Bookstore - 0.0%
               300    Barnes & Noble, Inc.*                                                                                   10,680
Retail - Building Products - 0.5%
             6,300    Home Depot, Inc.                                                                                       222,831
             1,800    Lowe's Companies, Inc.                                                                                  93,798
                                                                                                                             316,629
Retail - Consumer Electronics - 0.1%
               200    Best Buy Company, Inc.                                                                                  10,068
             1,800    Circuit City Stores, Inc.                                                                               28,440
                                                                                                                              38,508
Retail - Discount - 1.3%
             4,200    Big Lots, Inc.*                                                                                         42,756
             3,200    Costco Wholesale Corp.                                                                                 129,856
             8,400    Dollar General Corp.                                                                                   170,940
             3,000    Dollar Tree Stores, Inc.*                                                                               73,470
             6,000    Target Corp.                                                                                           278,400
             3,200    Wal-Mart Stores, Inc.                                                                                  150,848
                                                                                                                             846,270
Retail - Drug Store - 0.7%
             3,500    CVS Corp.                                                                                              180,530
             5,800    Walgreen Co.                                                                                           249,748
                                                                                                                             430,278
Retail - Mail Order - 0.1%
             2,300    Williams-Sonoma, Inc.*                                                                                  77,027
Retail - Pet Food and Supplies - 0.5%
             4,900    PETCO Animal Supplies, Inc.*                                                                           153,370
             6,200    PETsMART, Inc.                                                                                         165,230
                                                                                                                             318,600
Retail - Regional Department Stores - 0.7%
             9,100    Kohl's Corp.*                                                                                          433,160
Retail - Restaurants - 1.6%
               100    Applebee's International, Inc.                                                                           2,478
               500    Brinker International, Inc.*                                                                            16,900
               300    Cheesecake Factory, Inc.*                                                                                9,207
               500    Darden Restaurants, Inc.                                                                                15,000
            16,600    Starbucks Corp.*                                                                                       822,032
             3,700    Yum! Brands, Inc.                                                                                      173,752
                                                                                                                           1,039,369
Savings/Loan/Thrifts - 0.1%
             1,600    Hudson City Bancorp, Inc.                                                                               53,072
Schools - 0.4%
             1,234    Apollo Group, Inc. - Class A*                                                                           88,996
             3,300    Laureate Education, Inc.*                                                                              146,586
                                                                                                                             235,582
Semiconductor Components/Integrated Circuits - 0.2%
               600    Integrated Circuit Systems, Inc.*                                                                       10,962
             1,900    Linear Technology Corp.                                                                                 67,906
             1,600    Maxim Integrated Products, Inc.                                                                         59,840
                                                                                                                             138,708
Semiconductor Equipment - 0.2%
               200    KLA-Tencor Corp.                                                                                         7,804
             4,300    Lam Research Corp.*                                                                                    110,295
               600    Novellus Systems, Inc.*                                                                                 14,058
                                                                                                                             132,157
Soap and Cleaning Preparations - 0.0%
               550    Church & Dwight Company, Inc.                                                                           19,811
Steel - Producers - 0.7%
             9,300    Nucor Corp.                                                                                            475,230
Super-Regional Banks - 0.4%
             2,200    Fifth Third Bancorp                                                                                     95,700
             5,400    U.S. Bancorp                                                                                           150,660
                                                                                                                             246,360
Telecommunication Equipment - 0.1%
             1,600    Harris Corp.                                                                                            45,120
               300    Plantronics, Inc.                                                                                        9,447
                                                                                                                              54,567
Telecommunication Equipment - Fiber Optics - 0.0%
               800    Corning, Inc.                                                                                           11,000
Telephone - Integrated - 0.3%
             2,200    Telephone and Data Systems, Inc.                                                                       169,818
Television - 0.0%
               400    Univision Communications, Inc. - Class A*                                                               10,516
Therapeutics - 0.2%
             1,600    Amylin Pharmaceuticals, Inc.*                                                                           27,200
             2,200    Gilead Sciences, Inc.*                                                                                  81,620
             1,200    MGI Pharma, Inc.*                                                                                       26,460
                                                                                                                             135,280
Tools - Hand Held - 1.1%
             8,200    Black & Decker Corp.                                                                                   685,766
Transportation - Services - 2.6%
             5,000    C.H. Robinson Worldwide, Inc.                                                                          258,000
             6,200    Expeditors International of Washington, Inc.                                                           304,482
             3,700    FedEx Corp.                                                                                            314,315
             3,600    Ryder System, Inc.                                                                                     132,948
             8,400    United Parcel Service, Inc. - Class B                                                                  599,004
                                                                                                                           1,608,749
Transportation - Truck - 0.5%
             1,800    CNF, Inc.                                                                                               76,950
             5,700    J.B. Hunt Transport Services, Inc.                                                                     222,813
                                                                                                                             299,763
Web Hosting/Design - 0.2%
             3,700    Macromedia, Inc.*                                                                                      146,557
Web Portals/Internet Service Providers - 0.5%
               100    Google, Inc. - Class A*                                                                                 22,000
             9,300    Yahoo!, Inc.*                                                                                          320,943
                                                                                                                             342,943
Wireless Equipment - 1.6%
            10,700    Motorola, Inc.                                                                                         164,138
            18,900    QUALCOMM, Inc.                                                                                         659,421
             4,500    SpectraSite, Inc.*                                                                                     252,585
                                                                                                                           1,076,144
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $59,535,522)                                                                                     61,165,161
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.8%
       $ 3,800,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $3,800,947
                       collateralized by $7,604,879
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $3,876,024
                       (cost $3,800,000)                                                                                   3,800,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.5%
           300,000    U.S. Treasury Bill
                       2.78%, 6/23/05** (amortized cost $298,773)                                                            298,773
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $63,634,295) - 100%                                                                        $65,263,934
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                             Value         % of Investment Securities
Puerto Rico                   $   144,013                       0.2%
United States++                65,119,921                      99.8

Total                         $65,263,934                     100.0%
                              ===========               ===========

++ Includes Short-Term Securities and Other Securities (93.5% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of April 30, 2005

--------------------------------------------------------------------------------
Financial Futures - Long
50 Contracts               S&P 500(R) Index (E-mini)
                              expires June 2005, principal
                              amount $2,937,138, value $2,896,250
                              cumulative depreciation..................$(40,888)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund                              $ 298,795
--------------------------------------------------------------------------------

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Building - Mobile Home and Manufactured Homes - 0.7%
             5,115    Thor Industries, Inc.                                                                                  137,849
Building and Construction - Miscellaneous - 1.7%
            13,802    Dycom Industries, Inc.*                                                                                321,035
Building Products - Lighting Fixtures - 1.5%
             3,654    Genlyte Group, Inc.*                                                                                   289,908
Capacitators - 0.4%
            11,761    KEMET Corp.*                                                                                            73,506
Chemicals - Diversified - 0.9%
             3,430    FMC Corp.                                                                                              168,070
Chemicals - Specialty - 0.9%
             5,823    Cabot Corp.                                                                                            177,893
Collectibles - 1.6%
             8,975    RC2 Corp.*                                                                                             311,074
Commercial Banks - 16.9%
             7,699    1st Source Corp.                                                                                       170,148
             3,561    BancFirst Corp.                                                                                        251,015
            10,830    Bank of Granite Corp.                                                                                  189,200
             8,218    Camden National Corp.                                                                                  267,167
            12,028    Community Bank System, Inc.                                                                            266,180
             1,693    First Citizens BancShares, Inc. - Class A                                                              217,584
            10,365    First Commonwealth Financial Corp.                                                                     136,403
             8,264    First Financial Corp.                                                                                  219,988
             6,160    First of Long Island Corp.                                                                             235,558
             6,495    Omega Financial Corp.                                                                                  183,744
             8,741    Peoples Bancorp, Inc.                                                                                  226,829
             8,176    Simmons First National Corp. - Class A                                                                 193,935
            16,734    TriCo Bancshares                                                                                       319,117
             3,178    UMB Financial Corp.                                                                                    172,025
             9,801    Washington Trust Bancorp, Inc.                                                                         238,262
                                                                                                                           3,287,155
Commercial Services - 2.0%
            12,897    Steiner Leisure, Ltd.*                                                                                 386,459
Computer Services - 1.2%
             3,685    CACI International, Inc.*                                                                              228,912
Consulting Services - 1.6%
            13,770    FTI Consulting, Inc.*                                                                                  304,042
Distribution/Wholesale - 1.6%
             7,425    United Stationers, Inc.                                                                                313,187
Electric - Integrated - 1.2%
             4,465    Central Vermont Public Service Corp.                                                                    94,256
             5,590    Otter Tail Corp.                                                                                       137,179
                                                                                                                             231,435
Electronic Components - Miscellaneous - 0.6%
             9,333    Plexus Corp.*                                                                                          113,023
Electronic Components - Semiconductors - 0.6%
            11,692    Zoran Corp.*                                                                                           123,701
Entertainment Software - 1.2%
             9,930    Take-Two Interactive Software, Inc.*                                                                   233,653
Environmental Consulting and Engineering - 0.7%
             9,855    TRC Companies, Inc.*                                                                                   136,196
Food - Canned - 1.0%
            19,100    Del Monte Foods Co.*                                                                                   199,213
Food - Diversified - 1.4%
             5,725    J & J Snack Foods Corp.                                                                                280,239
Food - Retail - 3.3%
            17,501    Ruddick Corp.                                                                                          393,072
             6,644    Weis Markets, Inc.                                                                                     251,808
                                                                                                                             644,880
Gas - Distribution - 1.2%
             4,052    Atmos Energy Corp.                                                                                     106,568
             5,328    Piedmont Natural Gas Company, Inc.                                                                     122,277
                                                                                                                             228,845
Human Resources - 0.9%
            31,653    Spherion Corp.*                                                                                        177,573
Internet Applications Software - 2.7%
            19,414    Interwoven, Inc.*                                                                                      149,876
            30,896    Stellent, Inc.*                                                                                        217,817
           135,883    Vignette Corp.*                                                                                        158,983
                                                                                                                             526,676
Leisure and Recreation Products - 0.6%
            14,465    Multimedia Games, Inc.*                                                                                114,418
Machinery - General Industrial - 3.6%
            14,831    Applied Industrial Technologies, Inc.                                                                  413,785
            11,926    Stewart & Stevenson Services, Inc.                                                                     286,224
                                                                                                                             700,009
Medical - HMO - 1.6%
             9,017    AMERIGROUP Corp.*                                                                                      316,677
Medical - Nursing Homes - 1.9%
            11,340    Kindred Healthcare, Inc.*                                                                              373,086
Medical Instruments - 1.0%
             6,600    Datascope Corp.                                                                                        189,552
Medical Labs and Testing Services - 1.6%
             6,905    Covance, Inc.*                                                                                         315,144
Medical Products - 1.2%
             3,516    Cooper Companies, Inc.                                                                                 237,506
Multi-Line Insurance - 1.4%
             8,590    American Financial Group, Inc.                                                                         267,063
Non-Ferrous Metals - 0.8%
             6,707    RTI International Metals, Inc.                                                                         150,840
Office Furnishings - Original - 1.8%
             6,766    HNI, Corp.                                                                                             342,766
Oil - Field Services - 1.2%
             8,782    Tetra Technologies, Inc.*                                                                              237,377
Oil and Gas Drilling - 1.3%
             4,568    Atwood Oceanics, Inc.*                                                                                 260,696
Oil Companies - Exploration and Production - 3.8%
             5,295    Forest Oil Corp.                                                                                       204,016
             3,095    Houston Exploration Co.*                                                                               157,659
             6,535    Plains Exploration & Production Co.*                                                                   210,297
             8,080    St. Mary Land & Exploration Co.                                                                        175,336
                                                                                                                             747,308
Oil Field Machinery and Equipment - 1.6%
             2,720    Cooper Cameron Corp.*                                                                                  149,437
             5,279    Maverick Tube Corp.*                                                                                   153,566
                                                                                                                             303,003
Paper and Related Products - 0.8%
             6,435    Louisiana-Pacific Corp.                                                                                158,301
Printing - Commercial - 1.5%
            21,871    Bowne & Company, Inc.                                                                                  284,760
REIT - Diversified - 1.6%
             4,605    Equity Lifestyle Properties, Inc.                                                                      168,543
             9,475    Trustreet Properties, Inc.                                                                             148,189
                                                                                                                             316,732
REIT - Health Care - 0.8%
             7,235    Nationwide Health Properties, Inc.                                                                     155,046
REIT - Office Property - 2.9%
             2,313    Alexandria Real Estate Equities, Inc.                                                                  159,181
             3,960    Kilroy Realty Corp.                                                                                    172,775
             3,917    SL Green Realty Corp.                                                                                  238,936
                                                                                                                             570,892
REIT - Regional Malls - 1.3%
             8,425    Taubman Centers, Inc.                                                                                  249,380
REIT - Shopping Centers - 3.4%
            10,210    Acadia Realty Trust                                                                                    163,871
             3,290    Federal Realty Investment Trust                                                                        176,014
             2,725    Pan Pacific Retail Properties, Inc.                                                                    164,645
             6,535    Tanger Factory Outlet Centers, Inc.                                                                    151,351
                                                                                                                             655,881
REIT - Warehouse and Industrial - 1.2%
            10,010    First Potomac Realty Trust                                                                             224,324
Research and Development - 1.4%
             6,065    Pharmaceutical Product Development, Inc.*                                                              275,230
Retail - Bookstore - 1.1%
             6,265    Barnes & Noble, Inc.*                                                                                  223,034
Retail - Computer Equipment - 0.6%
             5,042    GameStop Corp. - Class B*                                                                              117,680
Retail - Jewelry - 1.9%
            13,525    Zale Corp.*                                                                                            365,581
Retail - Mail Order - 2.1%
            20,037    Brookstone, Inc.*                                                                                      396,131
Retail - Restaurants - 1.2%
             5,880    CBRL Group, Inc.                                                                                       226,556
Retail - Video Rental - 1.0%
             7,155    Movie Gallery, Inc.                                                                                    193,400
Savings/Loan/Thrifts - 5.1%
             8,420    First Defiance Financial Corp.                                                                         233,487
             6,390    FirstFed Financial Corp.                                                                               323,525
             7,528    Parkvale Financial Corp.                                                                               207,020
             8,420    Provident Financial Holdings, Inc.                                                                     227,172
                                                                                                                             991,204
Telecommunication Equipment - Fiber Optics - 0.4%
            47,886    Optical Communication Products, Inc.*                                                                   77,575
Water - 1.5%
            11,540    American States Water Co.                                                                              293,116
Wire and Cable Products - 0.5%
             5,590    Belden CDT, Inc.                                                                                       102,521
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $16,066,665)                                                                                     19,327,313
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.5%
       $   100,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $100,025
                       collateralized by $200,128
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $102,001
                       (cost $100,000)                                                                                       100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,166,665) - 100%                                                                         19,427,313
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Bahamas                              $   386,459                            2.0%
United States++                       19,040,854                           98.0%
--------------------------------------------------------------------------------
Total                                $19,427,313                          100.0%

++Includes Short-Term Securities (97.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.8%
Advertising Agencies - 1.0%
           472,955    Interpublic Group of Companies, Inc.#                                                             $  6,082,201
Advertising Services - 1.8%
           956,413    WPP Group PLC**                                                                                     10,408,218
Apparel Manufacturers - 1.2%
           610,832    Burberry Group PLC**                                                                                 4,211,814
            15,570    Hermes International#                                                                                2,966,040
                                                                                                                           7,177,854
Audio and Video Products - 0.9%
           143,700    Sony Corp.                                                                                           5,302,295
Automotive - Cars and Light Trucks - 0.9%
           535,986    Nissan Motor Company, Ltd.                                                                           5,295,191
Automotive - Truck Parts and Equipment - Original - 0.4%
            50,900    Autoliv, Inc. (SDR)                                                                                  2,267,187
Beverages - Wine and Spirits - 2.9%
         1,154,942    Diageo PLC**                                                                                        17,097,332
Brewery - 1.6%
           293,098    Heineken N.V.#                                                                                       9,312,523
Broadcast Services and Programming - 0.9%
            94,406    Grupo Televisa S.A. (ADR)                                                                            5,303,729
Cable Television - 1.4%
            86,470    Comcast Corp. - Special Class A                                                                      2,743,693
           192,900    EchoStar Communications Corp. - Class A*                                                             5,584,455
                                                                                                                           8,328,148
Cellular Telecommunications - 0.9%
         2,149,840    Vodafone Group PLC**                                                                                 5,611,143
Chemicals - Specialty - 2.2%
            13,657    Givaudan S.A.#                                                                                       8,593,105
            41,358    Syngenta A.G.*                                                                                       4,277,900
                                                                                                                          12,871,005
Commercial Banks - 1.9%
           695,000    DBS Group Holdings, Ltd.                                                                             6,079,766
            65,032    UBS A.G.                                                                                             5,213,893
                                                                                                                          11,293,659
Cosmetics and Toiletries - 0.6%
           305,000    Shiseido Company, Ltd.                                                                               3,886,513
Diversified Minerals - 1.3%
           279,845    Companhia Vale do Rio Doce (ADR)                                                                     7,541,823
Diversified Operations - 6.3%
           112,977    Louis Vuitton Moet Hennessy S.A.#                                                                    7,983,010
           896,375    Smiths Group PLC**                                                                                  14,696,614
           481,775    Tyco International, Ltd. (New York Shares)                                                          15,084,375
                                                                                                                          37,763,999
Diversified Operations - Commercial Services - 2.0%
         3,959,332    Rentokil Initial PLC**                                                                              11,880,589
E-Commerce/Products - 1.3%
           246,510    Amazon.com, Inc.*, #                                                                                 7,977,064
E-Commerce/Services - 4.2%
         1,142,660    IAC/InterActiveCorp*, #                                                                             24,841,428

Electronic Components - Miscellaneous - 3.4%
           653,423    Koninklijke (Royal) Philips Electronics N.V.#                                                       16,296,933
           154,020    Koninklijke (Royal) Philips Electronics N.V. (New York Shares)#                                      3,818,156
                                                                                                                          20,115,089
Finance - Investment Bankers/Brokers - 5.7%
           246,925    Citigroup, Inc.                                                                                     11,595,598
           633,708    JPMorgan Chase & Co.                                                                                22,490,297
                                                                                                                          34,085,895
Finance - Mortgage Loan Banker - 0.8%
           293,219    Housing Development Finance Corporation, Ltd.                                                        4,931,991
Food - Diversified - 0.8%
            13,693    Nestle S.A.#                                                                                         3,595,645
            16,396    Unilever N.V.#                                                                                       1,056,493
                                                                                                                           4,652,138
Health Care Cost Containment - 3.1%
           497,075    McKesson Corp.#                                                                                     18,391,775
Insurance Brokers - 3.1%
           545,790    Willis Group Holdings, Ltd.#                                                                        18,256,676
Investment Companies - 0.2%
            38,896    RHJ International*                                                                                     990,940
Medical - Drugs - 1.0%
            27,536    Roche Holding A.G.#                                                                                  3,331,155
            59,500    Takeda Pharmaceutical Company, Ltd.                                                                  2,899,990
                                                                                                                           6,231,145
Medical - HMO - 2.6%
           163,290    UnitedHealth Group, Inc.                                                                            15,432,538
Medical - Hospitals - 0.8%
           181,810    Health Management Associates, Inc. - Class A#                                                        4,496,161
Money Center Banks - 0.5%
           341,279    ICICI Bank, Ltd.*                                                                                    2,828,024
Multimedia - 5.5%
           246,038    News Corporation, Inc. - Class B#                                                                    3,916,925
           293,619    Vivendi Universal S.A.#                                                                              8,722,206
           771,525    Walt Disney Co.#                                                                                    20,368,260
                                                                                                                          33,007,391
Oil Companies - Integrated - 1.3%
            34,893    Total S.A. - Class B#                                                                                7,742,603
Petrochemicals - 1.2%
           581,034    Reliance Industries, Ltd.                                                                            7,052,216
Property and Casualty Insurance - 3.5%
             1,127    Millea Holdings, Inc.                                                                               15,361,822
           325,000    Mitsui Sumitomo Insurance Company, Ltd.                                                              2,960,022
           277,000    Sompo Japan Insurance, Inc.                                                                          2,692,139
                                                                                                                          21,013,983
Publishing - Books - 2.4%
         1,476,097    Reed Elsevier PLC**                                                                                 14,435,067
Reinsurance - 1.7%
             3,651    Berkshire Hathaway, Inc. - Class B*, #                                                              10,215,535
Soap and Cleaning Preparations - 1.1%
           209,936    Reckitt Benckiser PLC**                                                                              6,815,913
Telephone - Integrated - 0.9%
             1,266    Nippon Telegraph & Telephone Corp.                                                                   5,303,626
Television - 5.9%
         3,377,265    British Sky Broadcasting Group PLC**                                                                34,952,455
Toys - 2.6%
           433,615    Mattel, Inc.#                                                                                        7,826,751
            67,700    Nintendo Company, Ltd.                                                                               7,728,960
                                                                                                                          15,555,711
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $445,187,417)                                                                                   486,748,773
------------------------------------------------------------------------------------------------------------------------------------

Other Securities - 15.5%
           587,676    Foreign Bonds +                                                                                        587,676
        91,307,276    State Street Navigator Securities Lending
                        Prime Portfolio +                                                                                 91,307,276
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $91,894,952)                                                                                 91,894,952
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.7%
       $16,100,000    Cantor Fitzgerald and Co., 2.99%
                       dated 4/29/05, maturing 5/2/05
                       to be repurchased at $16,104,012
                       collateralized by $32,220,671
                       in U.S. Government Agencies
                       3.50% - 6.50%, 6/15/11 - 12/15/33
                       with a value of $16,422,102
                       (cost $16,100,000)                                                                                 16,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $553,182,369) - 100%                                                                      $594,743,725
====================================================================================================================================

                        Geographic Summary of Investments
                           April 30, 2005 (unaudited)

Country                              Value            % of Investment Securities
Belgium                       $    990,940                        0.2%
Bermuda                         33,341,051                        5.6
Brazil                           7,541,823                        1.3
France                          27,413,859                        4.6
India                           14,812,231                        2.5
Japan                           51,430,558                        8.6
Mexico                           5,303,729                        0.9
Netherlands                     30,484,105                        5.1
Singapore                        6,079,766                        1.0
Switzerland                     25,011,698                        4.2
United Kingdom                 120,109,145                       20.2
United States++                272,224,820                       45.8

Total                         $594,743,725                      100.0%
                              ============               ============

++ Includes Short-Term Securities and Other Securities (27.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at April 30, 2005

Currency Sold and                            Currency Value in      Unrealized
 Settlement Date                  Units            $ U.S.           Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/20/05           9,000,000        $17,145,460        $  (418,270)
British Pound 7/15/05           2,000,000          3,800,848            (37,048)
British Pound 8/19/05           7,300,000         13,855,091           (145,691)
--------------------------------------------------------------------------------
Total                                            $34,801,399        $  (601,009)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of April 30, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements and/or mortgage backed securities (with extended settlement dates) as of April 30, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                      $ 212,004,097
--------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Adviser Balanced Fund, Janus Adviser Core Equity Fund, Janus Adviser Flexible Bond Fund (formerly named Janus Adviser Flexible Income Fund), Janus Adviser Foreign Stock Fund, Janus Adviser Forty Fund (formerly named Janus Adviser Capital Appreciation Fund), Janus Adviser Growth and Income Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund (formerly named Janus Adviser Growth Fund), Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Small Company Value Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Certain Short-term securities maturing within 60 days may be and all money market securities in the Janus Adviser Money Market Fund are valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds' Trustees periodically review securities lending activities to monitor compliance with the securities lending procedures. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds will not have the right to vote on securities while they are being lent, however, the Funds may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

As of April 30, 2005, the Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                       Value at
Fund                                                 April 30, 2005
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                          $64,007,381
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                              27,756,142
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                       1,009,250
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                  19,186,885
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund               31,866,388
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                    4,518,000
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                      9,308,771
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                       1,145,851
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                          88,619,711
--------------------------------------------------------------------------------

As of April 30, 2005, the Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                  Cash Collateral at
  Fund                                               April 30, 2005
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                           $65,896,523
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                               28,445,460
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                        1,029,474
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                   19,862,448
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                33,401,438
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                     4,631,308
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                       9,550,536
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                        1,174,957
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                           91,894,952
--------------------------------------------------------------------------------

As of April 30, 2005, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Adviser Mid Cap Value Fund which invested $17,988 of the cash collateral in U.S Government Bonds and Janus Adviser Worldwide Fund which invested $587,676 of the cash collateral in foreign bonds.

During the quarter ended April 30, 2005, there were no securities lending arrangements for Janus Adviser Core Equity Fund, Janus Adviser Foreign Stock Fund, Janus Adviser Money Market Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Small Company Value Fund.

Interfund Lending

Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Funds and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended April 30, 2005, there were no outstanding borrowing or lending arrangements for the Funds.

Forward Currency Transactions

All Funds except Janus Adviser Money Market Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Futures Contracts

All Funds except Janus Adviser Money Market Fund may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser Risk-Managed Core Fund and Janus Adviser Risk-Managed Growth Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at April 30, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at April 30, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Adviser Flexible Bond Fund and Janus Adviser Money Market Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

Additional Investment Risk

The Funds, particularly Janus Adviser Balanced Fund and Janus Adviser Flexible Bond Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, political environment, or adverse developments specific to the issuer.

Options Contracts

All Funds except for Janus Adviser Money Market Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Adviser Risk-Managed Core Fund and the Janus Adviser Risk-Managed Growth Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of April 30, 2005, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------------------------------------------------------
                                         Federal Tax Cost       Unrealized         Unrealized             Net
                                                               Appreciation      (Depreciation)      Appreciation/
                                                                                                    (Depreciation)
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Balanced Fund              $614,788,262        $62,679,885       $(11,812,384)        $50,867,501
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund                  766,598,180        311,301,139        (8,998,032)         302,303,107
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Core Equity Fund            34,366,125          6,487,854          (792,258)           5,695,596
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Flexible Bond               60,969,960           511,808            481,131             30,677
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Foreign Stock                2,641,569           810,048            (33,418)            776,630
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Growth and Income           204,561,803         32,264,056        (5,058,908)         27,205,148
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser International Growth        264,192,990         60,721,944        (6,406,244)         54,315,700
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Large Cap Growth            196,944,203         37,068,752        (3,311,092)         33,757,660
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Money Market                13,548,990              -                  -                   -
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Mid Cap Growth
  Fund                                      78,300,309          26,610,850        (2,418,860)         24,191,990
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Mid Cap Value               55,355,350          3,377,557         (1,778,473)          1,599,084
  Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Risk-Managed Core
  Fund                                      16,463,188          1,866,296          (368,016)           1,498,280
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Risk-Managed                63,749,399          3,967,019         (2,452,484)          1,514,535
  Growth Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Small Company               16,219,857          3,785,328          (577,872)           3,207,456
  Value Fund
---------------------------------------------------------------------------------------------------------------------
  Janus Adviser Worldwide Fund              555,160,445         51,851,759        (12,268,479)        39,583,280
---------------------------------------------------------------------------------------------------------------------

Initial Public Offerings

All Funds except Janus Adviser Money Market Fund may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Restricted Securities Transactions

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series
By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: June 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  June 29, 2005

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

Date:  June 29, 2005